Schedule of Investments (unaudited)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
610 Funding 2 CLO Ltd., 1.00%, 01/20/39(a)	USD9,360	$9,360,000
AB BSL CLO 1 Ltd., 5.57%, 10/15/38, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD480	482,351
Affirm Asset Securitization Trust
5.08%, 04/15/30(a)	USD951	952,983
4.45%, 10/15/30(a)	USD1,634	1,634,995
Affirm Master Trust
4.45%, 10/16/34(a)	USD6,763	6,774,486
4.37%, 02/15/34(a)	USD3,392	3,391,456
AGL CLO 40 Ltd., 4.91%, 07/22/38, (3-mo. CME Term SOFR +1.24%)(a)(b)	USD2,250	2,258,981
AIMCO CLO 23 Ltd., 4.80%, 04/20/38, (3-mo. CME Term SOFR +1.13%)(a)(b)	USD1,020	1,020,991
Alinea CLO Ltd., 5.02%, 07/20/31, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD2,035	2,038,036
Anchorage Capital CLO 7 Ltd., 5.23%, 04/28/37, (3-mo. CME Term SOFR +1.56%)(a)(b)	USD8,625	8,647,327
Ares LVI CLO Ltd., 4.92%, 01/25/38, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD400	401,399
ARI Fleet Lease Trust
5.54%, 04/15/33(a)	USD406	408,548
4.59%, 03/15/34(a)	USD9,355	9,418,600
4.60%, 03/15/34(a)	USD331	335,416
Asimi Funding PLC
5.08%, 09/16/31, (1-day SONIA + 1.35%)(b)(c)	GBP3	4,189
5.68%, 09/16/31, (1-day SONIA + 1.95%)(b)(c)	GBP100	137,026
4.68%, 05/16/32, (1-day SONIA + 0.95%)(b)(c)	GBP463	636,121
5.13%, 05/16/32, (1-day SONIA + 1.40%)(b)(c)	GBP103	140,808
Asset-Backed European Securitisation Transaction Twenty-Five Sarl, 3.19%, 11/15/39, (1-mo. EURIBOR + 1.25%)(b)(c)	EUR84	100,450
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
3.56%, 03/21/34, (1-mo. EURIBOR + 1.60%)(b)(c)	EUR84	100,359
3.86%, 03/21/34, (1-mo. EURIBOR + 1.90%)(b)(c)	EUR84	100,535
4.36%, 03/21/34, (1-mo. EURIBOR + 2.40%)(b)(c)	EUR84	100,776
Auto ABS Italian Stella Loans
3.64%, 12/29/36, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR70	83,106
4.24%, 12/29/36, (1-mo. EURIBOR + 2.30%)(b)(c)	EUR70	83,372
Auto ABS Spanish Loans FT, 2.79%, 09/28/38, (1-mo. EURIBOR + 0.85%)(b)(c)	EUR1,740	2,070,352
AutoFlorence 2 SRL
2.67%, 12/24/44, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR1,565	1,856,134
2.72%, 12/24/44, (1-mo. EURIBOR + 0.75%)(b)(c)	EUR136	161,322
AutoFlorence 3 SRL, 4.32%, 12/25/46, (1-mo. EURIBOR + 2.35%)(b)(c)	EUR162	195,284
Autonoria Spain FT, 3.97%, 01/26/40, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR179	215,649
Security	Par (000)	Value
BA Credit Card Trust, 4.98%, 11/15/28	USD4,705	$4,750,739
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 5.22%, 04/16/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD2,235	2,240,646
Bain Capital Credit CLO Ltd., 4.87%, 10/20/34, (3-mo. CME Term SOFR +1.20%)(a)(b)	USD1,510	1,511,430
Battalion CLO IX Ltd., 4.63%, 07/15/31, (3-mo. CME Term SOFR +0.96%)(a)(b)	USD3,479	3,478,431
Battalion CLO VIII Ltd., 4.92%, 07/18/30, (3-mo. CME Term SOFR +1.25%)(a)(b)	USD1,750	1,750,097
Birch Grove CLO 13 Ltd., 5.47%, 10/23/38, (3-mo. CME Term SOFR +1.31%)(a)(b)	USD1,700	1,706,346
Birch Grove CLO 3 Ltd., 4.93%, 01/19/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD4,615	4,629,781
Birch Grove CLO 7 Ltd., 4.93%, 10/20/38, (3-mo. CME Term SOFR +1.26%)(a)(b)	USD4,840	4,856,587
Blueberry Park CLO Ltd., 5.02%, 10/20/37, (3-mo. CME Term SOFR +1.35%)(a)(b)	USD2,000	2,008,992
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD277	277,477
Bridge Street CLO II Ltd., 5.16%, 07/20/34, (3-mo. CME Term SOFR + 1.492%)(a)(b)	USD1,935	1,935,000
Brignole Co., 3.90%, 02/24/42, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR51	61,056
Bryant Park Funding Ltd., 5.29%, 04/15/37, (3-mo. CME Term SOFR +1.62%)(a)(b)	USD1,440	1,443,574
Capital One Multi-Asset Execution Trust, 2.06%, 08/15/28	USD7,240	7,171,995
Cardiff Auto Receivables Securitisation PLC
5.63%, 08/20/31(c)	GBP266	366,028
6.33%, 08/20/31, (1-day SONIA + 2.60%)(b)(c)	GBP202	278,709
5.13%, 08/20/31, (1-day SONIA + 1.40%)(b)(c)	GBP611	839,327
CarMax Auto Owner Trust, 4.92%, 10/16/28	USD582	586,202
CarVal CLO IX-C Ltd., 5.35%, 04/20/37, (3-mo. CME Term SOFR +1.68%)(a)(b)	USD1,000	1,001,938
Carval CLO X-C Ltd., 5.13%, 07/20/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD2,000	2,007,287
Cbam Ltd. Series 2018-7A, Class A, 5.03%, 07/20/31, (3-mo. CME Term SOFR +1.36%)(a)(b)	USD135	134,854
Chesapeake Funding II LLC, 5.52%, 05/15/36(a)	USD2,269	2,296,658
CIFC Funding Ltd.
5.22%, 04/21/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD2,500	2,505,598
5.08%, 07/17/37, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD3,500	3,511,784
5.32%, 07/23/37, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD500	503,366
5.04%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	USD1,250	1,256,071

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Citibank Credit Card Issuance Trust, 4.56%, 05/14/29, (1-mo. CME Term SOFR + 0.88%)(b)	USD298	$300,446
CNH Equipment Trust, 4.77%, 06/15/29	USD2,212	2,234,445
College Avenue Student Loans LLC Series 2021-A, Class A1, 4.95%, 07/25/51, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD118	117,306
Compartment BL Consumer Credit
2.87%, 09/25/41, (1-mo. EURIBOR + 0.9%)(b)	EUR817	967,885
2.60%, 09/25/41, (1-mo. EURIBOR + 0.63%)(b)	EUR899	1,066,259
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50(a)	USD1,525	1,518,156
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 5.77%, 12/20/55(a)	USD3,545	3,591,612
CQS U.S. CLO 5 Ltd., 5.46%, 01/17/39, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD1,000	1,006,018
Delamare Cards MTN Issuer PLC, 4.53%, 04/19/31, (1-day SONIA + 0.80%)(b)(c)	GBP3,610	4,942,921
Dilosk Rmbs No. 9 Dac, 2.71%, 01/25/63, (3-mo. EURIBOR + 0.68%)(b)(c)	EUR653	774,836
Dowson PLC
5.33%, 08/20/31, (1-day SONIA + 1.60%)(b)(c)	GBP117	160,260
6.08%, 08/20/31, (1-day SONIA + 2.35%)(b)(c)	GBP100	136,388
Dryden 43 Senior Loan Fund, 4.74%, 04/20/34, (3-mo. CME Term SOFR + 1.070%)(a)(b)	USD8,235	8,243,236
Dutch Property Finance BV
2.79%, 10/28/59, (3-mo. EURIBOR + 0.75%)(b)(c)	EUR5,229	6,205,626
Series 2021-2, Class A, 2.74%, 04/28/59, (3-mo. EURIBOR + 0.70%)(b)(c)	EUR2,930	3,474,974
Edenbrook Mortgage Funding PLC
5.71%, 03/22/57, (1-day SONIA + 1.95%)(b)(c)	GBP253	351,550
6.31%, 03/22/57, (1-day SONIA + 2.55%)(b)(c)	GBP146	203,812
Elmwood CLO 26 Ltd., 5.17%, 04/18/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	USD3,740	3,747,364
Elmwood CLO II Ltd., 5.37%, 10/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD4,200	4,228,314
Elmwood CLO III Ltd., 5.27%, 07/18/37, (3-mo. CME Term SOFR + 1.60%)(a)(b)	USD500	501,397
Empower CLO Ltd., 5.06%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	USD1,895	1,901,906
Enterprise Fleet Financing LLC
5.42%, 10/22/29(a)	USD7,150	7,216,186
5.23%, 03/20/30(a)	USD1,631	1,642,639
5.16%, 09/20/30(a)	USD223	227,257
4.98%, 08/21/28(a)	USD1,518	1,538,004
5.06%, 03/20/31(a)	USD492	502,994
4.56%, 11/20/28(a)	USD1,370	1,383,069
4.70%, 06/20/31(a)	USD177	179,880
Finance Ireland Auto Receivables No. 2 DAC
2.89%, 11/14/34, (1-mo. EURIBOR + 0.90%)(b)(c)	EUR157	186,466
2.67%, 11/14/34, (1-mo. EURIBOR + 0.68%)(b)(c)	EUR2,077	2,468,206
Security	Par (000)	Value
Flatiron CLO 23 LLC, 4.91%, 04/17/36, (3-mo. CME Term SOFR + 1.24%)(a)(b)	USD1,455	$1,459,889
Ford Credit Auto Owner Trust, 5.53%, 09/15/28	USD6,099	6,158,467
Ford Credit Floorplan Master Owner Trust A
4.96%, 05/15/28, (30-day Avg SOFR + 1.25%)(a)(b)	USD11,535	11,565,527
5.24%, 04/15/31(a)	USD3,850	3,991,601
Fortuna Consumer Loan ABS DAC
3.32%, 02/18/34, (1-mo. EURIBOR + 1.35%)(b)(c)	EUR100	118,372
4.27%, 02/18/34, (1-mo. EURIBOR + 2.30%)(b)(c)	EUR50	59,629
3.27%, 10/18/34, (1-mo. EURIBOR + 1.30%)(b)	EUR333	396,509
3.62%, 10/18/34, (1-mo. EURIBOR + 1.65%)(b)	EUR83	99,013
2.97%, 04/18/35, (1-mo. EURIBOR + 1.00%)(b)(c)	EUR500	592,636
3.32%, 04/18/35, (1-mo. EURIBOR + 1.35%)(b)(c)	EUR100	118,839
2.67%, 04/18/35, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR2,500	2,970,190
Foundation Finance Trust
5.50%, 12/15/49(a)	USD1,825	1,868,774
4.95%, 04/15/50(a)	USD2,334	2,360,058
4.56%, 08/15/52(a)	USD1,290	1,294,268
4.87%, 08/15/52(a)	USD946	947,411
FS Rialto Issuer LLC, 1.00%, 01/19/44, (1-mo. CME Term SOFR + 1.45%)(a)(b)	USD3,810	3,811,576
FTA Consumo Santander
3.68%, 07/20/38, (3-mo. EURIBOR + 1.65%)(b)(c)	EUR128	151,921
3.33%, 07/20/38, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR128	152,042
Galaxy XXII CLO Ltd., 1.00%, 04/16/34, (3-mo. CME Term SOFR + 1.020%)(a)(b)	USD3,495	3,495,000
GAMMA Sociedade de Titularizacao de Creditos, 2.95%, 02/25/34, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR802	954,305
GMF Floorplan Owner Revolving Trust, 4.73%, 11/15/29(a)	USD2,831	2,871,296
Golden Bar Securitisation SRL, 3.54%, 09/22/43, (3-mo. EURIBOR + 1.50%)(b)(c)	EUR175	208,548
Golden Ray SA - Compartment 1
3.96%, 12/27/57, (1-mo. EURIBOR + 2.00%)(b)(c)	EUR100	117,904
2.76%, 12/27/57, (1-mo. EURIBOR + 0.80%)(b)(c)	EUR590	699,422
3.46%, 12/27/57, (1-mo. EURIBOR + 1.50%)(b)(c)	EUR100	118,046
GoldenTree Loan Management U.S. CLO 8 Ltd., 4.82%, 10/20/34, (3-mo. CME Term SOFR + 1.15%)(a)(b)	USD1,430	1,431,825
Golub Capital Partners CLO 50B-R Ltd., 5.17%, 04/20/35, (3-mo. CME Term SOFR + 1.50%)(a)(b)	USD1,595	1,597,681
Golub Capital Partners CLO 66B Ltd., 5.12%, 07/25/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD1,890	1,897,494
Golub Capital Partners CLO 77 B Ltd., 4.92%, 01/25/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	USD3,165	3,175,060

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
GoodLeap Home Improvement Solutions Trust, 5.00%, 10/20/49(a)	USD2,756	$2,760,292
GreatAmerica Leasing Receivables Funding LLC Series, 5.28%, 03/15/27(a)	USD799	801,745
GreenSky Home Improvement Issuer Trust, 4.89%, 06/25/60(a)	USD1,339	1,351,296
Halseypoint CLO 6 Ltd., 5.02%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	USD1,500	1,506,782
Halseypoint CLO 7 Ltd., 5.12%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	USD2,000	2,007,973
Henley Funding Ltd., 1.00%, 04/25/39(c)	EUR740	877,159
Hermitage PLC
6.08%, 04/21/33, (1-day SONIA + 2.35%)(b)(c)	GBP46	63,750
5.33%, 04/21/33, (1-day SONIA + 1.60%)(b)(c)	GBP53	72,407
Hill FL BV
4.02%, 02/18/32, (1-mo. EURIBOR + 2.05%)(b)(c)	EUR65	77,910
5.17%, 02/18/32, (1-mo. EURIBOR + 3.20%)(b)(c)	EUR65	77,895
2.69%, 10/18/32, (1-mo. EURIBOR + 0.72%)(c)	EUR1,161	1,377,300
3.92%, 10/18/32, (1-mo. EURIBOR + 1.95%)(b)(c)	EUR87	101,761
Hops Hill No. 4 PLC
5.43%, 04/21/56, (1-day SONIA + 1.70%)(b)(c)	GBP161	221,823
6.03%, 04/21/56, (1-day SONIA + 2.30%)(b)(c)	GBP165	226,449
4.61%, 04/21/56, (1-day SONIA + 0.88%)(b)(c)	GBP1,210	1,660,125
5.03%, 04/21/56, (1-day SONIA + 1.30%)(b)(c)	GBP628	864,806
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	USD122	122,503
Incref LLC, 5.40%, 10/19/42, (1-mo. CME Term SOFR + 1.73%)(a)(b)	USD4,040	4,050,401
Italian Stella Loans SRL, 3.36%, 05/27/39, (1-mo. EURIBOR + 1.40%)(b)(c)	EUR85	101,321
John Deere Owner Trust, 4.96%, 11/15/28	USD8,726	8,799,251
KKR CLO 21 Ltd., 4.93%, 04/15/31, (3-mo. CME Term SOFR + 1.26%)(a)(b)	USD718	718,237
KKR CLO 27 Ltd., 4.78%, 01/15/35, (3-mo. CME Term SOFR + 1.110%)(a)(b)	USD4,495	4,499,495
KKR CLO 35 Ltd., 4.87%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	USD1,500	1,504,144
LCM 29 Ltd. Series 29A, Class AR, 5.00%, 04/15/31, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD565	565,288
LendingClub Rated Notes Issuer Trust, 5.19%, 12/15/32(a)	USD1,716	1,721,364
Lendmark Funding Trust, 4.78%, 10/20/34(a)	USD3,003	3,028,573
London Cards No. 2 PLC
6.23%, 03/28/34(c)	GBP100	138,456
5.13%, 03/28/34, (1-day SONIA + 1.40%)(b)(c)	GBP904	1,245,891
7.18%, 03/28/34, (1-day SONIA + 3.45%)(b)(c)	GBP100	138,783
Security	Par (000)	Value
Lyra Music Assets Delaware LP, 5.60%, 09/20/65(a)	USD1,026	$1,036,331
M&T Equipment Notes, 4.70%, 12/16/27(a)	USD751	754,486
Madison Park Funding LVII Ltd., 4.95%, 07/27/34, (3-mo. CME Term SOFR + 1.28%)(a)(b)	USD1,635	1,636,597
Madison Park Funding XXX Ltd., 5.42%, 07/16/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	USD1,700	1,712,174
Marzio Finance SRL, 2.82%, 05/28/49, (1-mo. EURIBOR + 0.88%)(b)(c)	EUR760	904,989
Metro Finance Trust
4.81%, 09/17/30	AUD306	214,242
4.73%, 10/15/31, (1-month BB Swap + 1.17%)(b)	AUD3,169	2,213,765
5.11%, 10/15/31, (1-month BB Swap + 1.55%)(b)	AUD500	350,198
MF1 LLC, 5.03%, 02/18/41, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD7,220	7,220,000
MMAF Equipment Finance LLC, 4.95%, 07/14/31(a)	USD1,197	1,216,376
Molossus BTL PLC, 4.69%, 04/18/61, (1-day SONIA + 0.95%)(b)(c)	GBP1,360	1,864,568
Navient Private Education Loan Trust, 4.51%, 12/15/59, (1-mo. CME Term SOFR + 0.83%)(a)(b)	USD194	193,909
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 4.79%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(a)(b)	USD3,011	2,993,925
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD2,986	2,738,348
Series 2021-DA, Class A, 4.76%, 04/15/60, (PRIME - 1.99%)(a)(b)	USD3,630	3,593,367
Navient Student Loan Trust, 5.41%, 03/15/72, (30-day Avg SOFR + 1.70%)(a)(b)	USD1,182	1,192,678
Navistar Financial Dealer Note Master Owner Trust, 5.59%, 04/25/29(a)	USD2,921	2,931,490
Nelnet Student Loan Trust
4.53%, 04/20/62, (1-mo. CME Term SOFR + 0.85%)(a)(b)	USD2,350	2,344,095
4.48%, 04/20/62, (1-mo. CME Term SOFR + 0.80%)(a)(b)	USD1,224	1,219,061
7.15%, 11/25/53(a)	USD717	737,746
4.81%, 03/15/57, (30-day Avg SOFR + 1.10%)(a)(b)	USD3,078	3,068,977
5.06%, 05/17/55, (30-day Avg SOFR + 1.35%)(a)(b)	USD5,709	5,742,110
5.05%, 06/22/65, (30-day Avg SOFR + 1.35%)(a)(b)	USD6,222	6,264,898
4.45%, 10/25/33, (30-day Avg SOFR + 0.75%)(a)(b)	USD5,629	5,629,005
Series 2021-A, Class A1, 4.59%, 04/20/62, (1-mo. CME Term SOFR + 0.91%)(a)(b)	USD2,678	2,672,886
Series 2021-BA, Class AFL, 4.57%, 04/20/62, (1-mo. CME Term SOFR + 0.89%)(a)(b)	USD5,091	5,086,453
New Mountain 3 Ltd., 5.00%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	USD2,000	2,008,692

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
NewDay Funding
5.38%, 03/15/32, (1-day SONIA + 1.65%)(b)(c)	GBP155	$213,376
6.13%, 03/15/32, (1-day SONIA + 2.40%)(b)(c)	GBP110	152,143
Newday Funding Master Issuer PLC
5.23%, 11/15/31, (1-day SONIA + 1.50%)(c)	GBP1,306	1,798,095
6.38%, 07/15/32, (1-day SONIA + 2.65%)(b)(c)	GBP256	353,577
5.63%, 07/15/32, (1-day SONIA + 1.90%)(b)(c)	GBP116	159,548
5.13%, 07/15/32, (1-day SONIA + 1.40%)(b)(c)	GBP102	140,064
5.33%, 11/15/32, (1-day SONIA + 1.60%)(c)	GBP146	200,018
0.00%, 04/15/33, (1-day SONIA + 1.15%)(c)	GBP113	154,636
0.00%, 04/15/33, (1-day SONIA + 0.85%)(b)(c)	GBP1,492	2,046,280
Noria DE, 3.62%, 02/25/43, (1-mo. EURIBOR + 1.65%)(b)(c)	EUR78	92,471
Oaktree CLO Ltd.
5.22%, 04/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	USD2,000	2,005,099
4.86%, 01/15/38, (3-mo. CME Term SOFR + 1.19%)(a)(b)	USD1,920	1,925,376
OCP CLO Ltd., 4.81%, 04/16/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	USD4,140	4,147,626
OHA Credit Funding 3 Ltd., 4.99%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	USD750	753,159
OHA Loan Funding Ltd., 5.37%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	USD250	251,652
OHS Issuer LLC, 5.98%, 02/25/61(a)	USD1,778	1,759,950
OneMain Direct Auto Receivables Trust, 5.31%, 03/14/29, (30-day Avg SOFR + 1.60%)(a)(b)	USD873	873,799
OneMain Financial Issuance Trust, 5.21%, 09/15/36, (30-day Avg SOFR + 1.50%)(a)(b)	USD2,201	2,218,752
Palmer Square CLO Ltd., 5.37%, 10/20/37, (3-mo. CME Term SOFR +1.70%)(a)(b)	USD4,000	4,026,976
Palmer Square Loan Funding Ltd.
5.51%, 08/08/32, (3-mo. CME Term SOFR +1.65%)(a)(b)	USD1,060	1,061,971
1.00%, 08/08/32(a)	USD3,445	3,445,000
Panorama Auto Trust
4.53%, 03/15/33, (1-month BB Swap + 0.97%)(b)(c)	AUD1,908	1,329,415
4.91%, 03/15/33, (1-month BB Swap + 1.35%)(c)	AUD500	349,105
Park Blue CLO Ltd.
4.89%, 04/25/38, (3-mo. CME Term SOFR +1.22%)(a)(b)	USD2,000	2,006,643
5.15%, 04/20/37, (3-mo. CME Term SOFR +1.48%)(a)(b)	USD925	928,964
Pavillion Consumer PLC
5.33%, 01/25/36, (1-day SONIA + 1.60%)(b)(c)	GBP208	284,512
4.93%, 01/25/36, (1-day SONIA + 1.20%)(b)(c)	GBP4,012	5,482,257
PCL Funding IX PLC
4.63%, 07/16/29, (1-day SONIA + 0.90%)(c)	GBP1,504	2,063,249
5.03%, 07/16/29, (1-day SONIA + 1.30%)(c)	GBP106	145,486
Security	Par (000)	Value
PCL Funding VIII PLC
4.91%, 05/15/28, (1-day SONIA + 1.18%)(b)(c)	GBP3,193	$4,376,260
6.23%, 05/15/28, (1-day SONIA + 2.50%)(c)	GBP592	813,534
PFS Financing Corp.
4.85%, 02/15/30(a)	USD7,281	7,400,904
4.95%, 02/15/29(a)	USD625	631,585
4.47%, 05/15/30(a)	USD4,954	4,991,846
Pikes Peak CLO 16 Ltd., 5.13%, 07/25/37, (3-mo. CME Term SOFR +1.46%)(a)(b)	USD1,500	1,505,766
Planet Fitness Master Issuer LLC, 5.65%, 12/06/55(a)	USD1,247	1,245,225
Point Broadband Funding LLC, 5.34%, 07/20/55(a)	USD1,033	1,041,895
Pony SA, 3.19%, 01/14/33, (1-mo. EURIBOR + 1.20%)(b)(c)	EUR87	103,406
Porsche Financial Auto Securitization Trust, 5.79%, 01/22/29(a)	USD1,842	1,857,172
Post CLO Ltd., 5.27%, 04/20/37, (3-mo. CME Term SOFR +1.60%)(a)(b)	USD1,000	1,002,423
Prodigy Finance DAC Series 2021-1A, Class A, 5.04%, 07/25/51, (1-mo. CME Term SOFR +1.36%)(a)(b)	USD314	312,918
Provident Funding Mortgage Trust, 2.50%, 11/25/51(a)(b)	USD1,491	1,335,458
QTS Issuer ABS II LLC
5.04%, 10/05/55(a)	USD3,966	3,947,322
6.73%, 01/05/56(a)	USD1,081	1,092,225
5.36%, 01/05/56(a)	USD3,346	3,356,545
Quarzo Srl, 2.91%, 03/15/42, (3-mo. EURIBOR + 0.81%)(b)(c)	EUR1,456	1,731,804
Quarzo SRL, 4.40%, 06/15/41, (3-mo. EURIBOR + 2.30%)(b)(c)	EUR66	79,507
RCKT Mortgage Trust, 6.03%, 02/25/44(a)(b)	USD2,608	2,631,610
Red & Black Auto Italy SRL, 3.04%, 07/28/36, (1-mo. EURIBOR + 1.10%)(b)(c)	EUR89	105,804
Regatta 30 Funding Ltd., 4.99%, 01/25/38, (3-mo. CME Term SOFR +1.32%)(a)(b)	USD1,820	1,827,705
Regatta VIII Funding Ltd., 5.22%, 04/17/37, (3-mo. CME Term SOFR +1.55%)(a)(b)	USD4,350	4,359,988
Regatta XX Funding Ltd., 4.85%, 01/15/38, (3-mo. CME Term SOFR +1.18%)(a)(b)	USD1,140	1,143,257
Regatta XXVII Funding Ltd., 5.20%, 04/26/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	USD1,500	1,503,556
Regional Management Issuance Trust
5.83%, 07/15/36(a)	USD593	604,531
5.11%, 12/15/33(a)	USD685	689,792
RR 20 Ltd., 4.66%, 07/15/37, (1-day SONIA + 0.880%)(a)(b)	USD6,270	6,277,993
RR 21 Ltd., 5.07%, 07/15/39, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD1,000	1,004,020
RR 36 Ltd., 4.96%, 01/15/40, (3-mo. CME Term SOFR +1.29%)(a)(b)	USD1,485	1,491,324
Satus PLC
4.63%, 01/17/31, (1-day SONIA + 0.90%)(b)(c)	GBP236	323,175

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.78%, 01/17/31, (1-day SONIA + 2.05%)(b)(c)	GBP102	$139,116
4.98%, 01/17/31, (1-day SONIA + 1.25%)(b)(c)	GBP337	462,536
SC Germany SA Compartment Consumer
2.99%, 01/14/38, (1-mo. EURIBOR + 1.00%)(b)(c)	EUR1,095	1,299,553
3.29%, 01/14/38, (1-mo. EURIBOR + 1.30%)(b)(c)	EUR274	324,539
3.69%, 05/14/38, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR100	119,018
3.39%, 05/14/38, (1-mo. EURIBOR + 1.40%)(b)(c)	EUR100	118,806
3.19%, 12/14/38, (1-mo. EURIBOR + 1.20%)(b)(c)	EUR100	118,054
2.94%, 12/14/38, (1-mo. EURIBOR + 0.95%)(b)(c)	EUR600	708,329
Signal Peak CLO 12 Ltd., 5.07%, 07/18/37, (3-mo. CME Term SOFR +1.40%)(a)(b)	USD460	461,630
Signal Peak CLO 3 Ltd., 5.26%, 01/23/37, (3-mo. CME Term SOFR +1.59%)(a)(b)	USD680	680,693
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 4.38%, 06/15/33, (3-mo. CME Term SOFR +0.66%)(b)	USD568	566,338
Series 2005-A, Class A4, 4.29%, 12/15/38, (3-mo. CME Term SOFR +0.57%)(b)	USD3,459	3,417,966
Series 2005-B, Class A4, 4.31%, 06/15/39, (3-mo. CME Term SOFR +0.59%)(b)	USD2,222	2,170,833
Series 2006-A, Class A5, 4.27%, 06/15/39, (3-mo. CME Term SOFR +0.55%)(b)	USD5,890	5,685,299
Series 2006-B, Class A5, 4.25%, 12/15/39, (3-mo. CME Term SOFR +0.53%)(b)	USD4,094	4,028,899
SMB Private Education Loan Trust
5.16%, 02/16/55, (30-day Avg SOFR + 1.45%)(a)(b)	USD8,623	8,698,978
5.56%, 05/16/50, (30-day Avg SOFR + 1.85%)(a)(b)	USD2,743	2,781,624
5.51%, 10/15/58, (30-day Avg SOFR + 1.80%)(a)(b)	USD11,588	11,797,082
4.79%, 06/15/37, (1-mo. CME Term SOFR +1.11%)(a)(b)	USD763	762,934
5.51%, 10/16/56, (30-day Avg SOFR + 1.80%)(a)(b)	USD4,783	4,878,447
5.26%, 11/15/52, (30-day Avg SOFR + 1.55%)(a)(b)	USD3,917	3,956,351
SoFi Consumer Loan Program Trust
4.80%, 02/27/34(a)	USD1,234	1,239,964
4.82%, 06/25/34(a)	USD5,275	5,304,065
SoFi Personal Loan Trust, 6.06%, 02/12/31(a)	USD630	625,097
SoFi Professional Loan Program LLC, 3.59%, 01/25/48(a)	USD305	303,823
Sounds Point CLO IV-R Ltd., 5.08%, 04/18/31, (3-mo. CME Term SOFR +1.41%)(a)(b)	USD2,049	2,049,242
Summit Issuer LLC, 5.21%, 11/20/55(a)	USD5,275	5,316,254
Security	Par (000)	Value
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 2.66%, 09/23/38, (1-mo. EURIBOR + 0.70%)(b)(c)	EUR3,856	$4,570,234
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 2.89%, 10/28/40, (1-mo. EURIBOR + 0.95%)(b)(c)	EUR493	582,435
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.56%, 10/27/42, (1-mo. EURIBOR + 2.60%)(b)(c)	EUR73	87,879
3.76%, 10/27/42, (1-mo. EURIBOR + 1.80%)(b)(c)	EUR73	87,562
TCI-Symphony CLO Ltd., 4.86%, 07/15/30, (3-mo. CME Term SOFR +1.19%)(a)(b)	USD199	199,011
TICP CLO VII Ltd., 5.57%, 04/15/33, (3-mo. CME Term SOFR +1.90%)(a)(b)	USD885	886,360
TICP CLO XI Ltd., 5.20%, 04/25/37, (3-mo. CME Term SOFR +1.53%)(a)(b)	USD1,130	1,132,613
Tower Bridge Funding PLC
5.05%, 05/20/66, (1-day SONIA + 1.20%)(b)(c)	GBP168	230,541
5.45%, 05/20/66, (1-day SONIA + 1.60%)(b)(c)	GBP100	137,321
4.73%, 05/20/66, (1-day SONIA + 0.88%)(b)(c)	GBP531	727,336
Toyota Auto Receivables Owner Trust, 5.54%, 08/15/28	USD5,416	5,474,743
Trimaran CAVU Ltd.
1.00%, 10/25/34(a)	USD1,185	1,185,000
1.00%, 10/25/34(a)	USD3,320	3,320,000
Trinitas CLO XII Ltd., 4.72%, 04/25/33, (3-mo. CME Term SOFR +1.05%)(a)(b)	USD4,938	4,940,709
UPG HI Issuer Trust, 5.00%, 09/25/47(a)	USD1,455	1,460,762
Upgrade Master Pass-Thru Trust Series
4.61%, 10/15/32(a)	USD2,202	2,206,230
4.55%, 11/15/32(a)	USD1,807	1,807,156
4.98%, 11/15/32(a)	USD859	860,241
5.91%, 12/15/33(a)	USD653	654,108
Vantage Data Centers Issuer LLC, 5.24%, 11/15/55(a)	USD1,643	1,630,563
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP480	671,235
Volkswagen Auto Loan Enhanced Trust, 5.48%, 12/20/28	USD10,190	10,315,433
Westlake Automobile Receivables Trust
6.24%, 07/15/27(a)	USD1,183	1,184,241
4.58%, 06/15/29(a)	USD1,900	1,916,314
Youni Italy SRL
2.85%, 04/25/34, (1-mo. EURIBOR + 0.88%)(b)(c)	EUR788	938,248
3.67%, 04/25/34, (1-mo. EURIBOR + 1.70%)(b)(c)	EUR60	71,339
Total Asset-Backed Securities — 13.6% (Cost: $536,735,207)		544,599,119
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.3%
DOMI
1.00%, 02/15/57(c)	EUR581	688,688
1.00%, 02/15/57(c)	EUR100	118,535

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asset-Backed Securities (continued)
1.00%, 02/15/57(c)	EUR4,041	$4,789,998
Domi BV, 2.73%, 04/16/57, (3-mo. EURIBOR + 0.71%)(b)(c)	EUR1,083	1,284,592
Lanebrook Mortgage Transaction PLC, 4.57%, 03/15/61, (1-day SONIA + 0.80%)(b)(c)	GBP674	923,360
Tower Bridge Funding PLC
0.00%, 01/20/73, (1-day SONIA + 0.75%)(b)(c)	GBP2,413	3,302,790
5.16%, 12/20/66, (1-day SONIA + 1.40%)(c)	GBP100	136,839
5.66%, 12/20/66, (1-day SONIA + 1.90%)(c)	GBP100	137,062
		11,381,864
Financial — 0.2%
Liberty Funding Pty. Ltd., 4.72%, 09/25/56(c)	AUD458	319,563
WST Trust, 4.58%, 09/19/57(c)	AUD11,100	7,718,743
		8,038,306
Mortgage Securities — 0.1%
Castle Hill Ingots Ltd., 5.52%, 02/10/43(a)	USD430	430,774
Castle Hill Ingots Ltd. , 6.34%, 02/10/43(a)	USD1,610	1,612,898
PENN Commercial Mortgage Trust 2025-P11, 5.34%, 08/10/42(a)	USD989	1,017,119
		3,060,791
Mortgage-Backed Securities — 16.5%
1345T
5.28%, 06/15/42, (1-mo. CME Term SOFR +1.60%)(a)(b)	USD2,550	2,559,562
5.68%, 06/15/42, (1-mo. CME Term SOFR +2.00%)(a)(b)	USD1,283	1,287,811
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD2,102	2,269,752
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.85%, 09/15/34, (1-mo. CME Term SOFR +1.18%)(a)(b)	USD7,100	7,091,125
A&D Mortgage Trust
4.91%, 02/25/71(a)(b)	USD1,783	1,785,568
6.20%, 02/25/69(a)(d)	USD1,935	1,957,060
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD2,409	2,429,996
ALA Trust
5.42%, 06/15/40, (1-mo. CME Term SOFR +1.74%)(a)(b)	USD2,991	3,015,302
5.52%, 06/15/40, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD1,862	1,875,965
Angel Oak Mortgage Trust
4.98%, 10/25/70(a)(b)	USD2,877	2,886,888
5.21%, 08/25/68(a)(d)	USD5,332	5,338,233
5.64%, 02/25/70(a)(d)	USD1,651	1,668,941
5.99%, 01/25/69(a)(d)	USD3,936	3,976,699
ARES Trust, 5.18%, 04/15/42, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD2,674	2,677,341
Atlas Funding PLC
4.58%, 09/20/61(c)	GBP903	1,238,845
5.03%, 09/20/61, (1-day SONIA + 1.30%)(b)(c)	GBP198	272,928
5.28%, 09/20/61, (1-day SONIA + 1.55%)(b)(c)	GBP100	138,037
5.93%, 09/20/61, (1-day SONIA + 2.20%)(b)(c)	GBP100	139,742
Auburn 15 PLC, 4.83%, 07/20/45, (1-day SONIA + 1.10%)(b)(c)	GBP1,502	2,061,311
BAHA Trust, 7.07%, 12/10/41(a)(b)	USD2,425	2,541,817
Bank5
5.30%, 10/15/57	USD7,730	7,975,096
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.88%, 08/15/57	USD1,680	$1,760,739
5.89%, 11/15/57	USD1,535	1,614,870
6.72%, 09/15/56(b)	USD5,000	5,280,992
BAY Mortgage Trust, 5.48%, 05/15/35, (1-mo. CME Term SOFR +1.80%)(a)(b)	USD3,350	3,350,982
BBCMS Mortgage Trust
5.21%, 09/15/57	USD6,460	6,649,381
5.61%, 12/15/57	USD3,120	3,252,433
5.75%, 04/15/56	USD2,860	2,911,030
5.84%, 03/15/58	USD2,130	2,241,316
Series 2018-TALL, Class A, 4.60%, 03/15/37, (1-mo. CME Term SOFR +0.92%)(a)(b)	USD8,630	8,242,065
Benchmark Mortgage Trust
5.74%, 12/15/57	USD5,700	5,971,401
5.81%, 01/10/57	USD2,155	2,243,060
5.94%, 10/15/58	USD2,570	2,643,891
BFLD Commercial Mortgage Trust
5.17%, 11/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD770	771,684
5.48%, 11/15/42, (1-mo. CME Term SOFR +1.8%)(a)(b)	USD2,297	2,306,796
5.52%, 11/15/41, (1-mo. CME Term SOFR +1.84%)(a)(b)	USD570	571,425
6.37%, 10/10/42(a)(b)	USD1,986	2,048,835
BFLD Mortgage Trust, 5.17%, 07/15/39, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD2,132	2,133,426
BFLD Trust
5.18%, 10/10/40(a)(b)	USD1,576	1,598,565
5.78%, 10/10/40(a)(b)	USD2,246	2,287,729
BMO Mortgage Trust
5.18%, 10/15/58	USD2,198	2,257,993
5.32%, 09/15/57	USD2,500	2,577,489
5.68%, 02/15/58	USD1,571	1,665,986
5.69%, 02/15/58	USD1,836	1,942,272
5.74%, 02/15/57	USD4,160	4,311,622
6.16%, 04/15/58(b)	USD1,379	1,446,028
7.05%, 11/15/56(b)	USD1,000	1,066,904
BPR Commercial Mortgage Trust, 5.11%, 11/05/42(a)(b)	USD3,290	3,313,770
Bravo Residential Funding Trust, 4.87%, 09/25/65(a)(b)	USD4,907	4,918,879
BRAVO Residential Funding Trust
5.57%, 03/25/65(a)(d)	USD918	927,546
5.61%, 02/25/65(a)(d)	USD3,034	3,067,707
5.68%, 11/25/64(a)(d)	USD2,331	2,360,013
6.29%, 02/25/64(a)(d)	USD4,874	4,922,844
6.39%, 10/25/63(a)(d)	USD897	903,504
BRCK Trust
7.51%, 12/10/42(a)(b)	USD1,132	1,161,505
8.40%, 12/10/42(a)(b)	USD500	516,723
BSTN Commercial Mortgage Trust
5.06%, 04/13/41(a)(b)	USD1,500	1,510,206
5.55%, 06/15/44(a)(b)	USD1,830	1,879,671
BWAY Mortgage Trust, 3.45%, 03/10/33(a)	USD375	345,952
BX Commercial Mortgage Trust
4.97%, 12/15/39, (1-mo. CME Term SOFR +1.29%)(a)(b)	USD642	643,331
5.12%, 02/15/39, (1-mo. CME Term SOFR +1.44%)(a)(b)	USD469	468,951

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.37%, 08/15/41, (1-mo. CME Term SOFR +1.69%)(a)(b)	USD2,845	$2,850,806
5.82%, 08/15/41, (1-mo. CME Term SOFR +2.14%)(a)(b)	USD2,194	2,206,488
6.56%, 10/15/41, (1-mo. CME Term SOFR +2.88%)(a)(b)	USD1,538	1,542,331
BX Trust
4.82%, 03/15/30, (1-mo. CME Term SOFR +1.14%)(a)(b)	USD2,953	2,955,875
5.08%, 06/15/35, (1-mo. CME Term SOFR +1.40%)(a)(b)	USD1,640	1,641,025
5.17%, 06/15/41, (1-mo. CME Term SOFR +1.49%)(a)(b)	USD2,635	2,638,294
5.77%, 03/15/41, (1-mo. CME Term SOFR +2.09%)(a)(b)	USD1,970	1,969,385
5.88%, 06/13/47(a)(b)	USD3,830	3,927,209
6.72%, 03/15/41, (1-mo. CME Term SOFR +3.04%)(a)(b)	USD800	799,750
CEDR Commercial Mortgage Trust, 4.67%, 02/15/39, (1-mo. CME Term SOFR +0.99%)(a)(b)	USD5,410	5,357,660
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	USD2,500	2,484,731
Chase Home Lending Mortgage Trust
5.00%, 02/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD4,103	4,119,152
5.00%, 02/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD5,127	5,158,840
5.00%, 06/25/56, (30-day Avg SOFR + 1.30%)(a)(b)	USD2,511	2,527,060
5.20%, 04/25/56, (30-day Avg SOFR + 1.50%)(a)(b)	USD4,643	4,676,882
Series 2019-ATR2, Class A11, 4.69%, 07/25/49, (1-mo. CME Term SOFR +1.01%)(a)(b)	USD819	800,087
CHI Commercial Mortgage Trust, 6.63%, 12/13/40(a)(b)	USD900	911,901
Citadel PLC
4.75%, 04/28/60, (1-day SONIA + 1.02%)(c)	GBP1,302	1,787,002
5.18%, 04/28/60, (1-day SONIA + 1.45%)(b)(c)	GBP100	138,273
5.48%, 04/28/60, (1-day SONIA + 1.75%)(b)(c)	GBP100	137,832
6.18%, 04/28/60, (1-day SONIA + 2.45%)(b)(c)	GBP100	139,123
COLT Mortgage Loan Trust
5.79%, 04/25/70(a)(d)	USD3,803	3,857,118
5.84%, 02/25/69(a)(d)	USD3,508	3,531,014
6.60%, 07/25/68(a)(d)	USD2,208	2,218,256
CONE Trust, 5.32%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(a)(b)	USD2,447	2,447,000
Cross 2025-CES1 Mortgage Trust, 5.00%, 11/25/70(a)	USD3,950	3,970,007
Cross Mortgage Trust
5.36%, 03/25/70(a)(b)	USD2,456	2,474,199
5.59%, 11/25/69(a)(b)	USD2,275	2,296,995
5.88%, 04/25/70(a)(b)	USD5,222	5,304,131
6.09%, 12/25/68(a)(d)	USD2,336	2,356,738
CSMC, 1.10%, 05/25/66(a)(b)	USD463	409,507
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CSMC Trust
3.50%, 03/25/45(a)(b)	USD604	$571,084
3.85%, 09/25/57(a)(b)	USD1,537	1,491,807
DBC Mortgage Trust
5.73%, 11/15/42, (1-mo. CME Term SOFR + 2.05%)(a)(b)	USD5,272	5,278,587
6.28%, 11/15/42, (1-mo. CME Term SOFR + 2.60%)(a)(b)	USD2,120	2,122,649
DK Trust, 5.27%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(a)(b)	USD882	883,654
Domi BV, 3.18%, 02/15/55, (3-mo. EURIBOR + 1.12%)(b)(c)	EUR2,099	2,507,069
Dutch Property Finance BV, 2.94%, 04/28/64, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR248	294,915
East One PLC
5.14%, 12/27/55, (1-day SONIA + 1.40%)(b)(c)	GBP670	922,629
5.44%, 12/27/55, (1-day SONIA + 1.70%)(b)(c)	GBP172	236,470
5.74%, 12/27/55, (1-day SONIA + 2.00%)(b)(c)	GBP280	385,613
EFMT
5.03%, 11/25/70(a)(b)	USD6,117	6,148,588
5.39%, 05/26/70(a)(d)	USD3,323	3,356,104
5.49%, 08/25/70(a)(d)	USD4,233	4,282,169
ELM Trust
5.99%, 06/10/39(a)(b)	USD250	251,103
5.99%, 06/10/39(a)(b)	USD5,440	5,470,560
Elstree Funding No. 4 PLC, 4.85%, 10/21/55, (1-day SONIA + 1.12%)(b)(c)	GBP683	939,211
EQT Trust, 5.33%, 07/05/41(a)(b)	USD4,341	4,432,637
Exmoor Funding PLC
4.62%, 03/25/94, (1-day SONIA + 0.88%)(b)(c)	GBP955	1,311,827
5.64%, 03/25/94, (1-day SONIA + 1.90%)(b)(c)	GBP100	137,881
6.54%, 03/25/94, (1-day SONIA + 2.80%)(b)(c)	GBP100	138,538
Extended Stay America Trust, 4.98%, 10/15/42, (1-mo. CME Term SOFR + 1.30%)(a)(b)	USD1,710	1,717,476
Fannie Mae REMICS
2.50%, 04/25/34	USD5,528	5,279,551
4.11%, 12/25/48, (30-day Avg SOFR + 0.41%)(b)	USD5,622	5,573,312
4.90%, 12/25/54, (30-day Avg SOFR + 1.20%)(b)	USD7,883	7,950,276
5.10%, 08/25/54, (30-day Avg SOFR + 1.40%)(b)	USD648	654,965
5.10%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD367	371,401
5.10%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD2,664	2,698,287
5.12%, 12/25/54, (30-day Avg SOFR + 1.42%)(b)	USD1,793	1,814,495
5.15%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD2,313	2,343,579
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD892	903,954
5.25%, 06/25/55, (30-day Avg SOFR + 1.55%)(b)	USD1,650	1,672,972

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.30%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD1,500	$1,521,157
Federal Home Loan Mortgage Corp.
3.50%, 02/01/35	USD6,398	6,255,575
5.10%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD739	747,165
5.10%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD932	943,229
5.10%, 05/25/55, (30-day Avg SOFR + 1.40%)(b)	USD3,733	3,777,432
5.10%, 06/25/55, (30-day Avg SOFR + 1.40%)(b)	USD7,302	7,394,571
5.20%, 05/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,237	1,253,164
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD7,586	7,688,148
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD950	962,050
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD955	967,767
5.20%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,268	1,284,230
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD141	137,968
2.00%, 12/25/33	USD11,960	11,379,174
5.15%, 03/25/54, (30-day Avg SOFR + 1.45%)(b)	USD5,232	5,295,346
5.15%, 04/25/54, (30-day Avg SOFR + 1.45%)(b)	USD5,346	5,411,353
FirstMac Mortgage Funding Trust No. 4, 4.64%, 02/18/56, (1-month BB Swap + 1.08%)(b)	AUD287	200,236
GCAT Trust
0.00%, 10/25/70(a)(b)	USD2,066	2,070,561
3.37%, 02/25/67(a)(b)	USD7,863	7,603,526
GS Mortgage Securities Corp. Trust
5.37%, 08/10/41(a)(b)	USD930	942,615
6.33%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(a)(b)	USD2,309	2,314,791
6.47%, 03/15/28, (1-mo. CME Term SOFR + 2.79%)(a)(b)	USD2,580	2,594,512
GS Mortgage-Backed Securities Trust
5.01%, 07/25/65(a)(d)	USD1,630	1,636,203
5.01%, 10/25/65(a)(d)	USD1,610	1,616,152
5.04%, 01/25/66(a)(d)	USD2,333	2,343,275
5.05%, 04/25/56, (30-day Avg SOFR + 1.35%)(a)(b)	USD3,583	3,607,207
Homes Trust, 5.72%, 10/25/69(a)(d)	USD3,116	3,152,984
HOMES Trust, 5.43%, 02/25/70(a)(d)	USD2,850	2,877,207
HONO Mortgage Trust, 4.95%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(a)(b)	USD2,716	2,688,840
Houston Galleria Mall Trust, 5.46%, 02/05/45(a)(b)	USD1,580	1,642,480
Hudson Yards Mortgage Trust, 5.47%, 01/13/40(a)(b)	USD2,400	2,487,581
INT Commercial Mortgage Trust, 5.04%, 11/05/37(a)(b)	USD632	638,686
INTOWN Mortgage Trust, 5.03%, 03/15/42, (1-mo. CME Term SOFR + 1.35%)(a)(b)	USD4,059	4,064,074
INV Mortgage Trust, 5.42%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD1,180	1,170,412
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD2,113	$2,093,582
5.17%, 11/09/39(a)(b)	USD2,030	2,047,625
Series 2019-BKWD, Class A, 5.30%, 09/15/29, (1-mo. CME Term SOFR + 1.61%)(a)(b)	USD738	723,367
JP Morgan Mortgage Trust
2.50%, 05/25/52(a)(b)	USD3,168	2,863,495
2.50%, 06/25/52(a)(b)	USD1,035	933,702
2.50%, 08/25/52(a)(b)	USD1,703	1,533,743
4.95%, 03/25/66(a)(b)	USD6,753	6,777,467
5.39%, 12/25/55(a)(b)	USD3,542	3,577,582
Jupiter Mortgage No. 1 PLC
5.44%, 07/20/55, (1-day SONIA + 1.70%)(b)(c)	GBP989	1,362,673
5.99%, 07/20/55, (1-day SONIA + 2.25%)(b)(c)	GBP313	431,664
6.74%, 07/20/55, (1-day SONIA + 3.00%)(c)	GBP213	293,868
Lanark Master Issuer PLC
4.31%, 12/22/69, (1-day SONIA + 0.47%)(b)(c)	GBP758	1,036,921
4.34%, 12/22/69, (1-day SONIA + 0.50%)(b)(c)	GBP887	1,214,329
Lanebrook Mortgage Transaction PLC, 5.03%, 08/20/60, (1-day SONIA + 1.18%)(b)(c)	GBP680	935,974
Last Mile Securities PE DAC, 2.96%, 08/17/31, (3-mo. EURIBOR + 0.90%)(b)(c)	EUR3,965	4,700,942
LBA Trust, 5.12%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(a)(b)	USD3,104	3,107,419
LQR Trust, 7.63%, 01/15/43, (1-mo. CME Term SOFR + 3.95%)(b)	USD2,377	2,376,974
MAIN Trust
5.37%, 01/15/41, (1-mo. CME Term SOFR + 1.70%)(a)(b)	USD3,765	3,764,999
8.00%, 01/15/41, (1-mo. CME Term SOFR + 4.25%)(a)(b)	USD1,050	1,049,999
8.92%, 01/15/41, (1-mo. CME Term SOFR + 5.25%)(a)(b)	USD1,115	1,114,999
Manhattan West Mortgage Trust, 2.13%, 09/10/39(a)	USD1,675	1,616,007
MCR Mortgage Trust, 5.47%, 12/15/41, (1-mo. CME Term SOFR + 1.79%)(a)(b)	USD448	448,431
MFA Trust, 5.68%, 05/27/70(a)(d)	USD2,714	2,750,285
Mill City Mortgage Loan Trust, 3.25%, 11/25/58(a)(b)	USD554	550,173
Miltonia Mortgage Finance SRL, 3.34%, 04/28/62, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR273	324,320
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD1,005	991,629
Series 2018-BOP, Class A, 4.58%, 08/15/33, (1-mo. CME Term SOFR + 0.90%)(a)(b)	USD1,426	1,160,410
Morgan Stanley Residential Mortgage Loan Trust
4.81%, 12/25/70(a)(b)	USD3,081	3,082,347
4.98%, 09/25/70(a)(d)	USD3,694	3,703,704
5.44%, 07/25/70(a)(b)	USD5,484	5,545,218
5.56%, 03/25/70(a)(d)	USD3,250	3,292,506
5.96%, 03/25/70(a)(b)	USD2,457	2,498,305

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Mortimer PLC
4.59%, 09/22/67, (1-day SONIA + 0.83%)(c)	GBP1,029	$1,409,520
4.91%, 09/22/67, (1-day SONIA + 1.15%)(c)	GBP541	743,701
5.31%, 09/22/67, (1-day SONIA + 1.55%)(c)	GBP100	137,584
5.86%, 09/22/67, (1-day SONIA + 2.10%)(c)	GBP100	137,956
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD305	328,789
NCMF Trust
4.88%, 06/10/33(a)(b)	USD3,688	3,707,647
5.51%, 06/10/33(a)(b)	USD2,248	2,276,743
7.53%, 06/10/33(a)(b)	USD2,160	2,194,541
New Residential Mortgage Loan Trust, 5.11%, 08/25/65(a)(b)	USD3,423	3,447,394
NEW Residential Mortgage Loan Trust, 5.57%, 04/25/65(a)(d)	USD2,130	2,159,865
NRTH Commercial Mortgage Trust, 5.07%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(a)(b)	USD3,364	3,374,512
NY Commercial Mortgage Trust, 5.66%, 02/10/47(a)(b)	USD1,770	1,867,402
NYC Commercial Mortgage Trust
4.89%, 02/15/42, (1-mo. CME Term SOFR + 1.21%)(a)(b)	USD995	995,622
5.42%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(a)(b)	USD2,280	2,297,692
OBX Trust
5.40%, 02/25/55(a)(d)	USD2,451	2,474,974
5.60%, 03/25/65(a)(d)	USD2,055	2,081,849
5.65%, 12/01/64(a)(d)	USD1,161	1,176,149
6.52%, 07/25/63(a)(d)	USD2,388	2,402,564
Pierpont Btl PLC, 1.00%, 12/21/62, (1-day SONIA + 0.77%)(b)(c)	GBP5,292	7,244,207
Polaris PLC
1.00%, 06/27/70, (1-day SONIA + 0.73%)(b)(c)	GBP2,115	2,894,061
4.76%, 02/26/61, (1-day SONIA + 1.03%)(b)(c)	GBP1,136	1,562,515
4.78%, 02/26/68, (1-day SONIA + 1.05%)(b)(c)	GBP336	461,239
5.08%, 02/26/61, (1-day SONIA + 1.35%)(b)(c)	GBP1,006	1,387,587
5.13%, 02/26/68, (1-day SONIA + 1.40%)(b)(c)	GBP100	137,629
5.43%, 02/26/61, (1-day SONIA + 1.70%)(b)(c)	GBP106	146,497
5.53%, 02/26/68, (1-day SONIA + 1.80%)(b)(c)	GBP100	137,862
6.43%, 02/26/61, (1-day SONIA + 2.70%)(b)(c)	GBP100	139,904
7.73%, 02/26/61, (1-day SONIA + 4.00%)(b)(c)	GBP100	139,765
PRET Trust, 4.00%, 08/25/64(a)(d)	USD710	695,745
PRKCM, 5.55%, 02/25/60(a)(d)	USD5,421	5,488,437
PRKCM Trust, 6.58%, 09/25/58(a)(d)	USD2,228	2,244,104
PRM5 Trust, 4.62%, 03/10/33(a)(b)	USD3,201	3,202,180
PRPM LLC, 4.00%, 01/25/54(a)(d)	USD594	588,568
PRPM Trust
5.80%, 11/25/69(a)(d)	USD1,856	1,876,367
6.25%, 08/25/68(a)(d)	USD824	827,769
6.33%, 06/25/69(a)(d)	USD634	643,437
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD6,839	5,749,398
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
RCKT Mortgage Trust, 2.50%, 06/25/51(a)(b)	USD7,826	$7,078,181
Residential Mortgage Loan Trust, 3.26%, 09/25/59(a)(b)	USD1,595	1,584,136
Santander Mortgage Asset Receivable Trust
4.95%, 11/25/65(a)(b)	USD2,229	2,237,877
5.07%, 08/25/65(a)(b)	USD4,563	4,582,455
Sapphire XXXII Trust, 4.67%, 06/14/66, (1-month BB Swap + 1.10%)(b)	AUD4,502	3,141,675
SCG Commercial Mortgage Trust, 5.18%, 03/15/35, (1-mo. CME Term SOFR +1.50%)(a)(b)	USD811	808,972
Sequoia Mortgage Trust
2.50%, 03/25/51(a)(b)	USD7,278	6,118,254
4.47%, 11/25/63(a)(b)	USD2,341	2,351,375
4.95%, 11/25/55, (30-day Avg SOFR + 1.25%)(a)(b)	USD4,692	4,717,122
SHRN Trust, 4.88%, 10/15/40, (1-mo. CME Term SOFR +1.20%)(a)(b)	USD3,500	3,504,375
Sirius Logistics UK DAC, 4.98%, 11/17/35, (1-day SONIA + 1.25%)(b)(c)	GBP3,786	5,180,574
SLG Commercial Mortgage Trust, 4.93%, 02/15/39(a)(b)	USD2,123	2,130,755
Stratton Mortgage Funding PLC
4.64%, 06/28/50, (1-day SONIA + 0.90%)(c)	GBP867	1,186,846
5.09%, 06/25/49, (1-day SONIA + 1.35%)(b)(c)	GBP353	483,094
5.24%, 06/25/49, (1-day SONIA + 1.50%)(b)(c)	GBP100	136,878
5.24%, 06/28/50, (1-day SONIA + 1.50%)(b)(c)	GBP181	247,537
Taurus U.K. DAC
5.35%, 02/18/35, (1-day SONIA + 1.50%)(b)(c)	GBP693	949,749
5.85%, 02/18/35, (1-day SONIA + 2.00%)(b)(c)	GBP222	303,914
TEXAS Commercial Mortgage Trust, 4.97%, 04/15/42, (1-mo. CME Term SOFR +1.29%)(a)(b)	USD2,799	2,800,748
Thunder Logistics DAC
3.56%, 11/17/36, (3-mo. EURIBOR + 1.50%)(b)(c)	EUR795	943,026
4.11%, 11/17/36, (3-mo. EURIBOR + 2.05%)(b)(c)	EUR72	84,888
Together Asset Backed Securitisation PLC, 4.93%, 01/15/57, (1-day SONIA + 1.20%)(b)(c)	GBP2,081	2,865,215
Together Asset-Backed Securitisation PLC
4.66%, 09/12/56, (1-day SONIA + 0.93%)(b)(c)	GBP575	787,976
4.68%, 08/15/64, (1-day SONIA + 0.95%)(b)(c)	GBP900	1,236,137
4.93%, 09/12/56, (1-day SONIA + 1.20%)(b)(c)	GBP344	471,553
5.23%, 09/12/56, (1-day SONIA + 1.50%)(b)(c)	GBP100	137,056
5.23%, 01/15/57, (1-day SONIA + 1.50%)(b)(c)	GBP104	143,372
5.43%, 08/20/55, (1-day SONIA + 1.70%)(b)(c)	GBP114	157,313
5.68%, 09/12/56, (1-day SONIA + 1.95%)(b)(c)	GBP100	137,147

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.23%, 08/20/55, (1-day SONIA + 2.50%)(b)(c)	GBP100	$137,812
Towd Point Mortgage Trust
1.75%, 10/25/60(a)	USD585	536,435
2.75%, 06/25/57(a)(b)	USD353	347,074
3.00%, 08/25/55(a)(b)	USD1,065	1,054,646
3.75%, 07/25/62(a)(b)	USD1,206	1,157,381
Trinity Square PLC, 4.64%, 07/15/59(c)	GBP1,238	1,696,993
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD1,610	1,691,833
U.K. Logistics DAC
5.51%, 05/17/34, (1-day SONIA + 1.65%)(c)	GBP232	317,053
7.86%, 05/17/35, (1-day SONIA + 4.00%)(b)(c)	GBP592	810,322
UK Logistics DAC, 5.56%, 02/17/35, (1-day SONIA + 1.70%)(b)(c)	GBP132	180,159
Verus Securitization Trust
4.86%, 01/25/71(a)(b)	USD3,649	3,664,318
4.94%, 10/27/70(a)(b)	USD2,725	2,739,291
5.12%, 01/25/71(a)	USD1,619	1,622,584
5.62%, 05/25/70(a)(d)	USD4,932	4,994,853
6.41%, 11/25/70(a)(b)	USD1,368	1,373,213
Vita Scientia DAC, 3.37%, 02/27/33, (3-mo. EURIBOR + 1.30%)(b)(c)	EUR9,031	10,720,759
VRTX Trust, 5.49%, 08/05/42(a)(b)	USD2,786	2,825,454
Wells Fargo Commercial Mortgage Trust
5.27%, 03/15/38(a)(b)	USD2,579	2,599,010
5.92%, 11/15/57(b)	USD670	705,146
Series 2016-C33, Class A4, 3.43%, 03/15/59	USD639	637,615
Series 2017-SMP, Class A, 4.60%, 12/15/34, (1-mo. CME Term SOFR +0.92%)(a)(b)	USD17,280	16,074,694
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD5,372	5,383,603
WEST Trust, 5.28%, 04/10/35(a)(b)	USD2,699	2,739,344
WHARF Commercial Mortgage Trust, 5.73%, 07/15/40(a)(b)	USD405	414,913
Winchester 1 PLC
4.63%, 10/21/56(c)	GBP656	901,029
4.94%, 10/21/56, (1-day SONIA + 1.20%)(c)	GBP331	453,784
5.29%, 10/21/56, (1-day SONIA + 1.55%)(c)	GBP100	137,999
5.74%, 10/21/56, (1-day SONIA + 2.00%)(c)	GBP100	138,438
		662,975,629
Total Collateralized Mortgage Obligations — 17.1% (Cost: $674,380,386)		685,456,590
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)(e)	USD939	979,192
7.88%, 04/01/30(a)	USD1,462	1,539,292
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	USD172	176,611
9.50%, 02/15/33(a)(e)	USD163	165,977
10.38%, 05/15/31(a)(e)	USD39	41,234
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(e)	USD732	714,487
4.63%, 03/15/30(a)(e)	USD27	26,364
Security	Par (000)	Value
Advertising (continued)
5.00%, 08/15/27(a)	USD157	$156,968
		3,800,125
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD77	79,694
ATI, Inc.
5.13%, 10/01/31(e)	USD98	98,155
5.88%, 12/01/27(e)	USD268	268,460
7.25%, 08/15/30(e)	USD458	480,123
Boeing Co.(The)
5.15%, 05/01/30	USD3,170	3,257,992
6.30%, 05/01/29	USD4,150	4,408,222
Bombardier, Inc.
6.00%, 02/15/28(a)	USD172	172,258
7.25%, 07/01/31(a)(e)	USD23	24,418
8.75%, 11/15/30(a)	USD1,021	1,094,172
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	USD1,004	1,023,498
Goat Holdco LLC, 6.75%, 02/01/32(a)(e)	USD222	227,999
L3Harris Technologies, Inc., 4.40%, 06/15/28	USD152	153,177
RTX Corp.
3.13%, 05/04/27	USD7,780	7,706,114
3.50%, 03/15/27	USD523	520,958
4.13%, 11/16/28	USD947	951,420
5.75%, 01/15/29	USD1,029	1,078,262
6.00%, 03/15/31	USD387	416,361
TransDigm, Inc.
6.38%, 03/01/29(a)	USD1,445	1,485,930
6.63%, 03/01/32(a)	USD833	861,299
6.75%, 08/15/28(a)	USD721	733,134
6.75%, 01/31/34(a)	USD621	642,745
		25,684,391
Agriculture — 1.3%
Altria Group, Inc.
2.63%, 09/16/26	USD538	533,900
4.50%, 08/06/30	USD4,790	4,824,638
4.80%, 02/14/29	USD4,471	4,548,178
6.20%, 11/01/28	USD2,475	2,607,831
BAT Capital Corp.
3.56%, 08/15/27	USD11,463	11,390,085
4.70%, 04/02/27	USD934	940,581
5.83%, 02/20/31	USD2,477	2,629,092
6.34%, 08/02/30	USD3,370	3,642,342
BAT International Finance PLC
1.67%, 03/25/26	USD1,878	1,871,733
4.45%, 03/16/28	USD592	596,895
5.93%, 02/02/29	USD4,446	4,666,820
Philip Morris International, Inc.
4.00%, 10/29/30	USD5,000	4,946,175
4.38%, 04/30/30	USD4,285	4,310,364
4.88%, 02/15/28	USD4,036	4,111,845
		51,620,479
Airlines — 0.1%
Air Canada, 3.88%, 08/15/26(a)	USD141	140,465
American Airlines, Inc., 8.50%, 05/15/29(a)	USD64	66,783
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD10	10,104
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)(e)	USD4,511	4,562,260
United Airlines Holdings, Inc., 5.38%, 03/01/31	USD147	148,460

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
United Airlines, Inc.
4.38%, 04/15/26(a)	USD43	$42,972
4.63%, 04/15/29(a)	USD277	276,742
		5,247,786
Apparel — 0.0%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR125	151,710
Crocs, Inc., 4.25%, 03/15/29(a)	USD48	46,313
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	119,703
		317,726
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD908	913,021
4.97%, 04/06/29	USD2,240	2,251,993
5.80%, 03/05/27	USD4,489	4,552,228
5.88%, 11/07/29	USD6,020	6,208,755
6.95%, 06/10/26	USD4,247	4,279,701
General Motors Financial Co., Inc.
4.00%, 10/06/26	USD2,273	2,273,253
4.60%, 01/08/31	USD2,280	2,280,725
5.80%, 01/07/29	USD554	577,672
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)	USD203	202,437
Nissan Motor Co. Ltd.
7.75%, 07/17/32(a)	USD200	211,075
8.13%, 07/17/35(a)	USD200	213,584
Stellantis NV, 3.38%, 11/19/28(c)	EUR2,000	2,402,698
		26,367,142
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc., 6.38%, 10/15/32(a)(e)	USD68	69,380
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29(e)	USD3,720	3,796,454
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	120,431
6.75%, 05/15/28(a)(e)	USD145	148,364
6.75%, 02/15/30(a)(e)	USD318	332,670
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/30(e)	USD81	82,698
Qnity Electronics, Inc., 5.75%, 08/15/32(a)	USD124	126,321
Tenneco, Inc., 8.00%, 11/17/28(a)	USD645	648,838
		5,325,156
Banks — 12.0%
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.96%)(b)	USD4,320	4,274,734
2.55%, 02/04/28, (1-day SOFR + 1.05%)(b)	USD3,195	3,150,039
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	USD2,500	2,294,083
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	USD3,410	3,372,861
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	USD7,800	7,904,585
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	USD4,743	4,830,603
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)(e)	USD13,386	13,802,820
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	USD8,537	8,744,803
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	USD1,884	1,964,839
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.91%)(b)	USD16,595	16,551,903
Barclays PLC, 5.67%, 03/12/28, (1-day SOFR + 1.50%)(b)	USD200	203,420
Security	Par (000)	Value
Banks (continued)
Citibank N.A.
4.58%, 05/29/27	USD527	$531,881
4.91%, 05/29/30	USD3,865	3,966,147
Citigroup, Inc.
1.46%, 06/09/27, (1-day SOFR + 0.77%)(b)	USD9,775	9,687,277
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	USD237	225,875
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(b)	USD4,633	4,636,059
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	USD9,805	9,812,896
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	USD3,755	3,786,062
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	USD20,626	20,784,211
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	USD13,083	13,350,928
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	USD6,303	6,476,340
Deutsche Bank AG/New York NY
4.47%, 12/10/31, (1-day SOFR + 1.10%)(b)	USD1,020	1,018,866
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	USD2,787	2,846,058
Fifth Third Bancorp, 4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	USD2,440	2,437,810
Goldman Sachs Group, Inc.(The)
1.43%, 03/09/27, (1-day SOFR + 0.80%)(b)	USD4,640	4,627,398
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	USD14,175	13,964,100
1.95%, 10/21/27, (1-day SOFR + 0.91%)(b)	USD9,318	9,179,030
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	USD7,334	7,228,944
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	USD8,250	8,245,482
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	USD3,774	3,782,948
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	USD9,390	9,336,444
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	USD6,475	6,472,559
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	USD8,650	8,743,356
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	USD7,663	7,848,142
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	USD8,524	8,780,163
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	USD8,340	8,829,286
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.77%)(b)	USD3,555	3,498,818
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	USD3,306	3,142,021
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	USD5,000	4,929,575
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	USD4,745	4,721,212
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	USD5,280	5,266,092
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	USD3,868	3,915,393
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	USD17,672	17,991,111
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	USD10,255	10,402,472
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	USD2,338	2,399,765
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	USD1,500	1,538,039
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	USD11,264	11,617,576
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	USD5,318	5,487,075
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	USD3,250	3,346,108
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	USD4,430	4,513,525
6.07%, 10/22/27, (1-day SOFR + 1.33%)(b)	USD4,968	5,045,266
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.00%)(b)	USD7,433	7,328,318
4.24%, 01/09/30, (1-day SOFR + 0.80%)(b)	USD2,250	2,254,259
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	USD5,355	5,351,469
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	USD3,342	3,382,971
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	USD9,278	9,447,743
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	USD10,364	10,617,992
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	USD3,910	4,014,354
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	USD2,589	2,665,012
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	USD1,819	1,894,173
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	USD3,527	3,658,423

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	USD8,370	$8,479,158
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	USD7,084	7,216,723
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	USD3,717	3,787,967
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(b)	USD6,090	6,106,925
4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	USD7,529	7,577,070
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	USD1,730	1,730,550
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	USD3,240	3,282,589
PNC Bank N.A., 4.54%, 05/13/27, (1-day SOFR + 0.63%)(b)(e)	USD8,985	8,996,948
Truist Financial Corp., 5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	USD1,270	1,314,364
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.73%)(b)	USD173	170,144
6.79%, 10/26/27, (1-day SOFR + 1.88%)(b)	USD182	185,769
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.85%)(a)(b)	USD233	229,843
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)	USD2,150	2,139,310
Wells Fargo & Co.
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	USD3,273	3,255,305
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	USD9,620	9,611,598
4.18%, 01/23/30, (1-day SOFR + 0.74%)(b)	USD6,630	6,635,571
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	USD840	849,712
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	USD4,715	4,804,702
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	USD10,041	10,339,321
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	USD2,738	2,833,017
5.71%, 04/22/28, (1-day SOFR + 0.07%)(b)	USD4,083	4,164,719
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(b)	USD4,031	4,065,043
		479,898,062
Biotechnology — 0.2%
Amgen, Inc.
1.65%, 08/15/28	USD1,870	1,768,696
4.05%, 08/18/29	USD2,630	2,629,173
5.15%, 03/02/28	USD159	162,764
5.25%, 03/02/30(e)	USD1,000	1,037,587
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(a)	USD200	200,554
Genmab A/S, 7.25%, 12/15/33(a)	USD200	211,672
		6,010,446
Building Materials — 0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	USD1,455	1,506,037
6.75%, 07/15/31(a)	USD301	315,797
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	USD43	43,011
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)(e)	USD741	768,485
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	USD21	21,066
Standard Building Solutions, Inc., 6.25%, 08/01/33(a)	USD158	161,501
Standard Industries, Inc./New York
4.38%, 07/15/30(a)	USD436	420,614
4.75%, 01/15/28(a)	USD631	627,701
		3,864,212
Security	Par (000)	Value
Chemicals — 0.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(e)	USD387	$386,218
Celanese U.S. Holdings LLC, 7.00%, 02/15/31(e)	USD15	15,343
Chemours Co.(The)
4.63%, 11/15/29(a)(e)	USD31	28,907
5.38%, 05/15/27(e)	USD349	351,304
5.75%, 11/15/28(a)(e)	USD164	162,641
Element Solutions, Inc., 3.88%, 09/01/28(a)	USD854	832,349
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD200	175,976
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD686	679,480
LYB International Finance III LLC, 5.13%, 01/15/31(e)	USD1,080	1,085,626
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(a)	USD272	278,813
Series 144*, 7.25%, 02/15/33(a)	USD404	402,428
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	USD334	334,013
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD99	97,416
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD364	364,000
6.63%, 08/15/32(a)	USD206	204,862
7.00%, 08/01/33(a)	USD140	140,175
7.38%, 03/01/31(a)(e)	USD507	517,516
		6,057,067
Commercial Services — 0.4%
ADT Security Corp. (The), 5.88%, 10/15/33(a)(e)	USD161	163,214
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	USD404	421,074
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD1,042	1,096,625
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(a)	USD848	880,653
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(a)	USD1,001	988,174
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD400	407,617
Block, Inc.
2.75%, 06/01/26	USD183	181,914
5.63%, 08/15/30(a)	USD152	154,712
6.50%, 05/15/32(e)	USD100	103,895
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(e)	USD943	889,987
4.88%, 07/01/29(a)(e)	USD130	111,743
Garda World Security Corp., 7.75%, 02/15/28(a)	USD919	938,541
Global Payments, Inc.
4.50%, 11/15/28	USD4,000	4,017,574
4.80%, 04/01/26	USD935	935,963
4.88%, 11/15/30	USD1,445	1,444,667
Herc Holdings, Inc.
5.75%, 03/15/31(a)	USD83	83,589
6.63%, 06/15/29(a)(e)	USD394	407,747
7.00%, 06/15/30(a)	USD167	175,277
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	USD286	250,826
Korn Ferry, 4.63%, 12/15/27(a)(e)	USD76	75,758
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)(e)	USD102	99,913

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	USD225	$225,478
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)(e)	USD318	330,942
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)(e)	USD226	228,567
Service Corp. International/U.S., 4.00%, 05/15/31	USD302	287,389
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(a)	EUR115	138,803
Sotheby's, 7.38%, 10/15/27(a)	USD461	459,212
Team Services Holding, Inc., 9.00%, 02/15/33(a)	USD42	42,000
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	USD313	329,103
WEX, Inc., 6.50%, 03/15/33(a)	USD189	192,905
Williams Scotsman, Inc.
6.63%, 06/15/29(a)(e)	USD107	110,623
6.63%, 04/15/30(a)(e)	USD146	151,272
		16,325,757
Computers — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)(e)	USD75	79,037
Dell International LLC/EMC Corp., 4.50%, 02/15/31	USD2,410	2,403,690
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)(e)	USD656	668,224
Seagate Data Storage Technology Pte Ltd.
5.88%, 07/15/30(a)	USD107	110,229
8.25%, 12/15/29(a)(e)	USD83	87,671
8.50%, 07/15/31(a)	USD171	180,951
		3,529,802
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32(a)	USD200	204,084
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(a)(e)	USD38	36,670
Gates Corp./DE, 6.88%, 07/01/29(a)	USD92	95,637
Resideo Funding, Inc., 6.50%, 07/15/32(a)(e)	USD228	231,593
		363,900
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30	USD2,670	2,657,381
Ally Financial, Inc., 5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(b)(e)	USD1,555	1,596,706
Azorra Finance Ltd., 7.25%, 01/15/31(a)	USD187	195,852
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.86%)(b)	USD4,141	4,070,940
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	USD2,895	2,875,764
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	USD653	678,027
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	USD128	129,919
6.75%, 12/01/32(a)	USD69	69,567
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD91	93,159
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	USD81	80,382
8.38%, 04/01/32(a)	USD185	193,525
9.13%, 05/15/31(a)(e)	USD187	197,709
9.25%, 02/01/29(a)	USD9	9,422
Security	Par (000)	Value
Diversified Financial Services (continued)
GGAM Finance Ltd.
5.88%, 03/15/30(a)(e)	USD186	$189,023
6.88%, 04/15/29(a)	USD330	341,413
8.00%, 06/15/28(a)	USD27	28,429
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(e)	USD273	283,497
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	USD157	163,302
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD2,209	2,213,129
Navient Corp.
7.88%, 06/15/32(e)	USD134	135,249
9.38%, 07/25/30	USD24	25,847
OMERS Finance Trust, 4.38%, 03/20/30(a)	USD4,795	4,869,058
OneMain Finance Corp.
3.50%, 01/15/27	USD58	57,277
4.00%, 09/15/30	USD27	25,324
6.13%, 05/15/30(e)	USD575	586,152
6.63%, 05/15/29	USD357	367,987
6.75%, 03/15/32(e)	USD158	161,483
7.50%, 05/15/31	USD118	123,704
7.88%, 03/15/30	USD262	276,374
Osaic Holdings, Inc., 6.75%, 08/01/32(a)	USD186	192,633
PennyMac Financial Services, Inc.
6.88%, 05/15/32(a)	USD240	245,270
7.13%, 11/15/30(a)(e)	USD224	231,257
7.88%, 12/15/29(a)(e)	USD43	45,293
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD397	416,066
Rocket Companies, Inc., 6.13%, 08/01/30(a)	USD417	426,928
Rocket Cos. Inc
6.50%, 08/01/29(a)(e)	USD294	302,414
7.13%, 02/01/32(a)	USD183	191,233
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(a)	USD2	1,973
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)(e)	USD4,288	4,338,045
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)(e)	USD5,737	5,848,060
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	USD782	809,944
Turquoise V Trust, 1.00%, 06/12/67	AUD11,860	8,258,714
UWM Holdings LLC
6.25%, 03/15/31(a)	USD245	243,452
6.63%, 02/01/30(a)(e)	USD190	191,640
		44,438,523
Electric — 3.0%
Calpine Corp.
4.50%, 02/15/28(a)	USD3	2,997
5.13%, 03/15/28(a)	USD98	97,952
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	USD82	81,942
Constellation Energy Generation LLC, 4.40%, 01/15/31(e)	USD4,170	4,160,105
Consumers Energy Co.
4.50%, 01/15/31	USD2,250	2,272,225
4.60%, 05/30/29	USD1,532	1,558,692
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD200	206,256
Dominion Energy, Inc., 5.00%, 06/15/30(e)	USD2,420	2,483,619

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Carolinas LLC, 4.85%, 03/15/30	USD3,281	$3,375,753
Duke Energy Corp.
2.65%, 09/01/26	USD4,712	4,678,415
3.40%, 06/15/29	USD1,906	1,864,747
4.30%, 03/15/28	USD981	987,488
4.85%, 01/05/29	USD3,890	3,973,066
Edison International, 5.25%, 11/15/28	USD98	99,658
Enel Finance International NV, 4.38%, 09/30/30(a)	USD4,790	4,778,465
Eversource Energy
4.75%, 05/15/26	USD1,456	1,459,182
5.00%, 01/01/27	USD2,536	2,561,098
5.95%, 02/01/29	USD1,068	1,117,085
Series O, 4.25%, 04/01/29	USD238	238,133
Exelon Corp.
4.05%, 04/15/30	USD1,298	1,285,916
5.15%, 03/15/28	USD2,608	2,667,313
5.15%, 03/15/29	USD1,666	1,714,270
FirstEnergy Corp.
2.65%, 03/01/30	USD4,133	3,864,524
Series B, 3.90%, 07/15/27	USD3,936	3,927,035
FirstEnergy Transmission LLC, 4.55%, 01/15/30	USD1,307	1,314,694
Florida Power & Light Co.
4.40%, 05/15/28	USD86	87,102
5.05%, 04/01/28	USD140	143,492
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28	USD818	830,437
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	USD2,065	1,899,076
3.55%, 05/01/27	USD1,095	1,089,723
4.69%, 09/01/27	USD4,665	4,718,378
4.85%, 02/04/28	USD1,301	1,324,179
4.90%, 03/15/29	USD710	727,419
NRG Energy, Inc.
2.45%, 12/02/27(a)	USD1,993	1,926,662
4.73%, 10/15/30(a)	USD2,710	2,709,487
Ohio Edison Co., 4.95%, 12/15/29(a)	USD1,960	2,003,214
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	USD710	705,276
4.65%, 11/01/29	USD3,815	3,881,825
Pacific Gas and Electric Co.
2.50%, 02/01/31	USD218	197,112
3.00%, 06/15/28	USD850	827,093
3.30%, 12/01/27	USD100	98,598
4.55%, 07/01/30	USD2,790	2,782,316
5.55%, 05/15/29	USD10,209	10,546,096
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	USD95	94,085
Public Service Enterprise Group, Inc., 4.90%, 03/15/30	USD2,175	2,223,922
Sempra, 3.70%, 04/01/29	USD52	51,233
Southern California Edison Co., 5.30%, 03/01/28(e)	USD1,022	1,045,613
Southern Co.(The)
3.25%, 07/01/26	USD596	594,817
4.85%, 06/15/28	USD458	466,426
5.50%, 03/15/29	USD4,035	4,190,855
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	USD28	29,543
Vistra Operations Co. LLC
3.70%, 01/30/27(a)(e)	USD1,214	1,208,865
Security	Par (000)	Value
Electric (continued)
4.30%, 10/15/28(a)	USD3,830	$3,830,360
4.30%, 07/15/29(a)	USD7,723	7,684,144
4.60%, 10/15/30(a)	USD3,990	3,977,300
4.70%, 01/31/31(a)	USD4,600	4,593,555
5.05%, 12/30/26(a)	USD1,150	1,160,341
5.63%, 02/15/27(a)	USD78	78,056
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD639	647,186
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(e)	USD320	336,134
		119,480,550
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc., 6.38%, 03/15/29(a)	USD32	32,993
Electronics — 0.2%
Honeywell International, Inc., 4.70%, 02/01/30	USD2,669	2,727,932
Jabil, Inc., 4.20%, 02/01/29	USD3,095	3,093,854
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(e)	USD214	200,541
4.38%, 02/15/30(a)	USD871	851,693
		6,874,020
Engineering & Construction — 0.0%
Arcosa, Inc., 4.38%, 04/15/29(a)	USD95	93,387
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(e)	USD1,186	1,137,065
Dycom Industries, Inc., 4.50%, 04/15/29(a)	USD27	26,578
		1,257,030
Entertainment — 0.1%
Boyne USA, Inc., 4.75%, 05/15/29(a)	USD153	150,975
Caesars Entertainment, Inc.
6.50%, 02/15/32(a)(e)	USD294	300,622
7.00%, 02/15/30(a)	USD891	920,064
Churchill Downs, Inc.
4.75%, 01/15/28(a)	USD171	170,416
5.50%, 04/01/27(a)	USD110	109,981
5.75%, 04/01/30(a)	USD814	818,413
6.75%, 05/01/31(a)(e)	USD274	282,312
Flutter Treasury DAC, 5.88%, 06/04/31(a)	USD200	202,591
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(e)	USD123	125,080
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD118	116,353
4.75%, 10/15/27(a)(e)	USD72	71,978
6.50%, 05/15/27(a)	USD114	114,512
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)	USD200	169,343
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)(e)	USD59	61,516
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	USD82	83,243
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)(e)	USD98	97,951
Vail Resorts, Inc., 5.63%, 07/15/30(a)	USD88	89,375
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD149	158,286
Warnermedia Holdings, Inc., 3.76%, 03/15/27	USD1,077	1,069,041
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD150	150,446
7.13%, 02/15/31(a)	USD373	401,880
		5,664,378

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control — 0.0%
Clean Harbors, Inc., 5.13%, 07/15/29(a)	USD27	$27,027
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)(e)	USD291	291,670
GFL Environmental, Inc.
4.00%, 08/01/28(a)(e)	USD178	175,186
6.75%, 01/15/31(a)(e)	USD441	461,344
Waste Pro USA, Inc., 7.00%, 02/01/33(a)	USD468	480,807
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD17	17,690
		1,453,724
Food — 0.1%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/31(a)(e)	USD79	79,140
5.75%, 03/31/34(a)	USD137	134,736
Albertsons Companies, Inc., 5.63%, 03/31/32(a)	USD67	66,932
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)(e)	USD603	599,932
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	120,961
Fiesta Purchaser, Inc., 7.88%, 03/01/31(a)	USD10	10,285
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	USD663	640,057
4.88%, 05/15/28(a)(e)	USD61	61,104
Performance Food Group, Inc.
4.25%, 08/01/29(a)	USD27	26,437
5.50%, 10/15/27(a)	USD90	90,049
Post Holdings, Inc.
4.50%, 09/15/31(a)	USD689	652,734
4.63%, 04/15/30(a)	USD61	59,567
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)(e)	USD38	36,624
U.S. Foods, Inc.
4.75%, 02/15/29(a)	USD27	26,892
6.88%, 09/15/28(a)	USD30	30,941
		2,636,391
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(a)	USD272	271,851
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)	USD60	64,306
NiSource, Inc.
5.20%, 07/01/29	USD88	90,762
5.25%, 03/30/28(e)	USD89	91,249
		246,317
Health Care - Products — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28(a)(e)	USD680	674,767
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD940	979,950
Medline Borrower LP, 5.25%, 10/01/29(a)	USD909	910,571
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(a)(e)	USD320	330,275
Teleflex, Inc., 4.25%, 06/01/28(a)	USD108	106,501
		3,002,064
Health Care - Services — 1.5%
AHP Health Partners, Inc., 5.75%, 07/15/29(a)(e)	USD188	183,292
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	USD40	39,435
Security	Par (000)	Value
Health Care - Services (continued)
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(e)	USD93	$83,425
5.25%, 05/15/30(a)	USD189	178,211
6.00%, 01/15/29(a)(e)	USD500	498,650
Elevance Health, Inc.
3.65%, 12/01/27	USD23	22,894
4.00%, 09/15/28	USD1,331	1,330,288
4.10%, 03/01/28	USD206	206,473
5.15%, 06/15/29	USD2,326	2,397,108
Encompass Health Corp., 4.50%, 02/01/28(e)	USD156	155,266
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	USD17	17,295
HCA, Inc.
3.13%, 03/15/27	USD2,290	2,267,914
3.50%, 09/01/30	USD4,488	4,314,978
4.13%, 06/15/29	USD5,644	5,631,494
4.30%, 11/15/30	USD5,720	5,687,082
4.50%, 02/15/27	USD1,700	1,703,635
5.00%, 03/01/28	USD11,620	11,839,280
5.20%, 06/01/28	USD5,692	5,831,686
5.25%, 06/15/26	USD1,121	1,122,157
5.25%, 03/01/30(e)	USD2,664	2,750,053
5.63%, 09/01/28	USD3,754	3,868,577
5.88%, 02/01/29	USD217	226,131
HealthEquity, Inc., 4.50%, 10/01/29(a)	USD321	312,897
Humana, Inc.
3.95%, 03/15/27	USD133	132,696
5.38%, 04/15/31	USD3,660	3,748,786
IQVIA, Inc.
5.00%, 05/15/27(a)	USD200	200,067
6.25%, 06/01/32(a)	USD385	399,996
LifePoint Health, Inc.
8.38%, 02/15/32(a)	USD313	340,103
9.88%, 08/15/30(a)	USD438	469,902
11.00%, 10/15/30(a)	USD525	572,553
Molina Healthcare, Inc., 6.50%, 02/15/31(a)	USD165	169,100
Star Parent, Inc., 9.00%, 10/01/30(a)	USD649	685,001
Tenet Healthcare Corp.
4.63%, 06/15/28(e)	USD142	141,604
6.13%, 06/15/30(e)	USD110	112,256
6.75%, 05/15/31	USD536	556,718
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(e)	USD91	91,398
		58,288,401
Holding Companies - Diversified — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(e)	USD21	18,537
5.25%, 05/15/27	USD921	911,134
9.75%, 01/15/29(e)	USD51	51,311
10.00%, 11/15/29(a)	USD187	188,755
		1,169,737
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD173	167,522
Empire Communities Corp., 9.75%, 05/01/29(a)	USD15	15,500
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)	USD103	105,520
8.38%, 10/01/33(a)	USD159	162,497
LGI Homes, Inc., 8.75%, 12/15/28(a)	USD27	28,137

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD27	$26,364
New Home Co., Inc.(The)
8.50%, 11/01/30(a)	USD34	35,416
9.25%, 10/01/29(a)	USD38	40,042
STL Holding Co. LLC, 8.75%, 02/15/29(a)(e)	USD18	18,928
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(a)	USD59	60,559
Tri Pointe Homes, Inc., 5.25%, 06/01/27(e)	USD61	61,175
		721,660
Home Furnishings — 0.0%
Somnigroup International, Inc., 4.00%, 04/15/29(a)(e)	USD113	109,628
Housewares — 0.0%
Newell Brands, Inc., 8.50%, 06/01/28(a)	USD98	102,748
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)(e)	USD827	816,787
6.75%, 04/15/28(a)	USD191	194,160
7.00%, 01/15/31(a)	USD1,337	1,386,144
AmWINS Group, Inc.
4.88%, 06/30/29(a)	USD219	216,075
6.38%, 02/15/29(a)	USD38	38,991
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD1,721	1,779,132
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	USD542	566,284
8.38%, 02/01/34(a)	USD421	425,614
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)(e)	USD1,268	1,311,455
HUB International Ltd., 7.25%, 06/15/30(a)	USD2,186	2,280,772
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(a)	USD129	134,882
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD1,910	1,967,159
Ryan Specialty LLC, 4.38%, 02/01/30(a)(e)	USD27	26,304
		11,143,759
Internet — 1.5%
Alphabet, Inc., 4.10%, 11/15/30	USD3,300	3,302,654
Amazon.com, Inc.
3.90%, 11/20/28	USD3,745	3,758,409
4.10%, 11/20/30(e)	USD2,930	2,930,267
AppLovin Corp., 5.13%, 12/01/29	USD16,474	16,898,501
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD6,165	6,419,101
Gen Digital, Inc., 6.75%, 09/30/27(a)	USD62	62,518
Getty Images, Inc., 10.50%, 11/15/30(a)(e)	USD63	63,792
ION Platform Finance U.S., Inc./ION Platform Finance Sarl, 5.00%, 05/01/28(a)	USD246	232,241
Match Group Holdings II LLC
4.13%, 08/01/30(a)	USD119	112,165
4.63%, 06/01/28(a)	USD290	287,233
Netflix, Inc.
4.88%, 06/15/30(a)	USD2,277	2,328,581
5.88%, 11/15/28(e)	USD2,562	2,687,452
Rakuten Group, Inc., 9.75%, 04/15/29(a)	USD400	448,142
Snap, Inc.
6.88%, 03/01/33(a)	USD312	320,160
6.88%, 03/15/34(a)(e)	USD156	159,295
Uber Technologies, Inc.
4.15%, 01/15/31	USD5,506	5,457,411
Security	Par (000)	Value
Internet (continued)
4.30%, 01/15/30(e)	USD2,749	$2,757,934
4.50%, 08/15/29(a)(e)	USD11,334	11,287,564
		59,513,420
Iron & Steel — 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(e)	USD386	389,582
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(a)	USD74	76,901
Commercial Metals Co., 6.00%, 12/15/35(a)	USD193	197,190
Steel Dynamics, Inc., 4.00%, 12/15/28	USD3,920	3,914,392
		4,578,065
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/32(a)	USD468	480,647
5.88%, 06/15/31(a)	USD187	193,297
Carnival PLC, 4.13%, 07/15/31(a)	EUR170	205,033
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(e)	USD135	140,931
NCL Corp. Ltd.
5.88%, 01/15/31(a)(e)	USD264	264,723
6.75%, 02/01/32(a)	USD476	487,808
Sabre GLBL, Inc., 10.75%, 03/15/30(a)	USD61	48,953
Viking Cruises Ltd., 9.13%, 07/15/31(a)	USD273	291,174
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(e)	USD27	27,001
		2,139,567
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29(a)	USD81	82,874
6.13%, 04/01/32(a)(e)	USD477	492,709
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)(e)	USD800	791,360
Station Casinos LLC
4.50%, 02/15/28(a)	USD423	421,068
4.63%, 12/01/31(a)(e)	USD67	64,320
6.63%, 03/15/32(a)	USD46	47,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(e)	USD85	85,478
Wynn Macau Ltd.
5.13%, 12/15/29(a)(e)	USD400	396,640
5.63%, 08/26/28(a)	USD200	199,638
		2,581,137
Machinery — 0.1%
BWX Technologies, Inc., 4.13%, 06/30/28(a)	USD183	180,283
Chart Industries, Inc., 7.50%, 01/01/30(a)	USD587	610,753
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)	USD63	63,328
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	USD354	352,867
Esab Corp., 6.25%, 04/15/29(a)	USD172	176,736
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)	USD192	192,564
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	USD36	35,035
Terex Corp., 5.00%, 05/15/29(a)	USD36	35,886
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD1,101	1,101,320
Vertiv Group Corp., 4.13%, 11/15/28(a)	USD291	286,564
		3,035,336

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD34	$31,129
4.50%, 08/15/30(a)	USD27	25,376
4.75%, 03/01/30(a)	USD1,205	1,151,138
4.75%, 02/01/32(a)(e)	USD806	736,188
5.13%, 05/01/27(a)(e)	USD116	116,047
5.38%, 06/01/29(a)	USD220	217,559
6.38%, 09/01/29(a)(e)	USD329	332,145
7.00%, 02/01/33(a)(e)	USD384	387,709
7.38%, 03/01/31(a)(e)	USD301	309,613
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	USD9,120	8,566,614
4.20%, 03/15/28	USD5,303	5,284,147
6.10%, 06/01/29	USD3,815	3,985,831
Directv Financing LLC, 8.88%, 02/01/30(a)(e)	USD248	251,102
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	USD150	150,731
10.00%, 02/15/31(a)(e)	USD399	411,006
Gray Television, Inc., 10.50%, 07/15/29(a)(e)	USD188	201,934
Sinclair Television Group, Inc., 8.13%, 02/15/33(a)(e)	USD232	239,985
Sirius XM Radio LLC
4.00%, 07/15/28(a)	USD27	26,374
5.00%, 08/01/27(a)	USD363	362,369
Univision Communications, Inc.
8.00%, 08/15/28(a)	USD690	712,078
8.50%, 07/31/31(a)(e)	USD186	193,971
9.38%, 08/01/32(a)(e)	USD390	419,896
Versant Media Group, Inc., 7.25%, 01/30/31(a)(e)	USD95	97,355
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	USD475	468,498
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD200	200,000
		24,878,795
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27(a)	USD187	186,758
6.38%, 06/15/30(a)	USD201	205,509
		392,267
Mining — 0.7%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD124	131,322
11.50%, 10/01/31(a)	USD793	873,818
Constellium SE
3.75%, 04/15/29(a)(e)	USD655	634,050
5.63%, 06/15/28(a)	USD250	250,220
ERO Copper Corp., 6.50%, 02/15/30(a)(e)	USD153	154,193
Glencore Funding LLC
1.63%, 04/27/26(a)(e)	USD3,448	3,427,895
4.00%, 03/27/27(a)	USD3,805	3,806,630
4.91%, 04/01/28(a)	USD4,031	4,102,523
5.19%, 04/01/30(a)	USD2,255	2,321,389
5.34%, 04/04/27(a)(e)	USD1,478	1,501,120
5.37%, 04/04/29(a)	USD4,220	4,365,509
5.40%, 05/08/28(a)	USD1,355	1,392,378
Security	Par (000)	Value
Mining (continued)
6.13%, 10/06/28(a)(e)	USD2,759	$2,891,499
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)(e)	USD742	716,308
New Gold, Inc., 6.88%, 04/01/32(a)(e)	USD213	226,297
Novelis Corp.
4.75%, 01/30/30(a)(e)	USD158	153,065
6.38%, 08/15/33(a)	USD159	161,963
6.88%, 01/30/30(a)(e)	USD594	615,652
		27,725,831
Office & Business Equipment — 0.0%
GROUP LABL, Inc.
5.88%, 11/01/28	USD171	87,210
8.63%, 10/01/31	USD96	48,960
		136,170
Oil & Gas — 1.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD89	93,654
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	USD198	199,343
Caturus Energy LLC, 8.50%, 02/15/30(a)(e)	USD308	321,130
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD182	189,148
Civitas Resources, Inc.
8.38%, 07/01/28(a)	USD14	14,410
8.75%, 07/01/31(a)(e)	USD135	141,798
Comstock Resources, Inc.
5.88%, 01/15/30(a)	USD32	31,222
6.75%, 03/01/29(a)	USD1,625	1,627,544
Crescent Energy Finance LLC
7.63%, 04/01/32(a)	USD107	106,131
9.75%, 10/15/30(a)(e)	USD100	106,352
CVR Energy, Inc.
7.50%, 02/15/31(a)	USD66	65,861
7.88%, 02/15/34(a)	USD44	43,643
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	USD100	102,438
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD5	5,317
Diamondback Energy, Inc.
3.50%, 12/01/29	USD4,943	4,801,332
5.15%, 01/30/30	USD5,199	5,346,101
EQT Corp.
3.13%, 05/15/26(a)	USD960	956,954
3.90%, 10/01/27	USD3,090	3,078,256
4.50%, 01/15/29	USD5,910	5,935,708
4.75%, 01/15/31	USD3,350	3,365,121
5.00%, 01/15/29	USD2,177	2,215,372
6.38%, 04/01/29	USD5,135	5,313,838
7.00%, 02/01/30	USD4,732	5,138,396
7.50%, 06/01/30	USD7,930	8,727,969
Expand Energy Corp., 5.38%, 03/15/30	USD7,708	7,845,143
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD233	233,056
6.00%, 04/15/30(a)	USD337	331,580
6.25%, 11/01/28(a)	USD47	47,386
6.25%, 04/15/32(a)	USD19	18,223
Matador Resources Co.
6.50%, 04/15/32(a)(e)	USD121	123,208
6.88%, 04/15/28(a)(e)	USD47	48,022
Nabors Industries, Inc., 7.63%, 11/15/32(a)	USD62	63,160
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(e)	USD18	18,024

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD303	$304,018
8.00%, 04/15/27(a)	USD64	64,582
9.88%, 07/15/31(a)	USD110	117,988
Petroleos Mexicanos, 7.50%, 03/20/26	USD3,200	3,204,000
Sunoco LP, 5.63%, 03/15/31(a)	USD57	57,349
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD27	26,718
Transocean International Ltd.
7.88%, 10/15/32(a)	USD102	107,593
8.75%, 02/15/30(a)(e)	USD53	55,510
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD13	13,213
Valaris Ltd., 8.38%, 04/30/30(a)	USD105	109,716
Viper Energy Partners LLC, 4.90%, 08/01/30	USD7,415	7,508,207
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(e)	USD92	93,268
		68,317,002
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	USD194	194,488
Enerflex, Inc., 6.88%, 01/15/31(a)	USD55	56,842
Kodiak Gas Services LLC
6.50%, 10/01/33(a)	USD191	195,638
6.75%, 10/01/35(a)	USD189	195,289
7.25%, 02/15/29(a)(e)	USD239	247,894
Star Holding LLC, 8.75%, 08/01/31(a)	USD131	131,320
Tidewater, Inc., 9.13%, 07/15/30(a)	USD88	95,188
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD161	163,093
7.13%, 03/15/29(a)	USD322	333,405
Weatherford International Ltd., 6.75%, 10/15/33(a)	USD317	328,326
		1,941,483
Packaging & Containers — 0.2%
Ardagh Group SA
9.50%, 12/01/30(a)	USD255	275,151
12.00%, 12/01/30, (5.50 % Cash and 6.50 % PIK)(a)(f)	USD200	189,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	USD400	379,961
6.25%, 01/30/31(a)	USD200	205,534
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD1,031	1,040,083
6.75%, 04/15/32(a)(e)	USD666	671,198
6.88%, 01/15/30(a)	USD277	280,601
Group Multi Color LABL, Inc., 9.50%, 11/01/28	USD80	40,800
Mauser Packaging Solut SR, 7.88%, 04/15/30(a)	USD4,132	4,209,475
Sealed Air Corp.
4.00%, 12/01/27(a)	USD62	61,764
5.00%, 04/15/29(a)	USD27	27,178
6.13%, 02/01/28(a)(e)	USD29	29,433
Silgan Holdings, Inc., 4.25%, 02/15/31(a)	EUR140	167,704
Trivium Packaging Finance BV, 8.25%, 07/15/30(a)	USD180	192,073
		7,769,955
Security	Par (000)	Value
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD1,320	$1,354,659
AbbVie, Inc.
3.20%, 11/21/29	USD2,006	1,946,141
4.80%, 03/15/29	USD1,276	1,307,233
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)(e)	USD87	91,608
Merck & Co., Inc., 4.15%, 03/15/31	USD2,580	2,570,686
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	USD229	224,608
Pfizer, Inc., 4.20%, 11/15/30	USD2,875	2,882,092
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD75	74,447
		10,451,474
Pipelines — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28(a)(e)	USD27	27,011
Buckeye Partners LP, 4.50%, 03/01/28(a)	USD53	52,776
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	USD4,648	4,547,639
5.13%, 06/30/27	USD2,186	2,206,803
Cheniere Energy Partners LP
3.25%, 01/31/32	USD516	476,211
4.00%, 03/01/31	USD4,310	4,196,696
4.50%, 10/01/29	USD14,001	14,054,781
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD500	497,211
Enbridge, Inc.
5.25%, 04/05/27	USD280	283,854
5.30%, 04/05/29(e)	USD465	479,757
Energy Transfer LP
4.20%, 04/15/27(e)	USD1,684	1,686,111
5.20%, 04/01/30	USD1,400	1,444,551
5.25%, 07/01/29	USD3,457	3,563,280
5.50%, 06/01/27	USD2,943	2,987,684
6.10%, 12/01/28	USD5,606	5,891,606
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	USD9	9,039
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD280	269,946
Kinetik Holdings LP, 6.63%, 12/15/28(a)	USD27	27,802
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD380	394,337
8.38%, 02/15/32(a)	USD45	47,100
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD31	32,153
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)(e)	USD35	34,891
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD2,485	2,489,999
4.50%, 05/15/30	USD2,387	2,399,335
5.00%, 03/15/27	USD10,055	10,115,849
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD65	64,978
7.38%, 02/15/29(a)	USD213	220,811
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD190	193,478
Venture Global LNG, Inc.
8.38%, 06/01/31(a)(e)	USD419	428,559
9.50%, 02/01/29(a)	USD1,453	1,547,256
9.88%, 02/01/32(a)(e)	USD1,000	1,057,296

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	USD423	$435,395
6.50%, 01/15/34(a)	USD200	207,560
6.75%, 01/15/36(a)	USD200	209,652
		62,581,407
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD188	190,345
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	USD58	63,305
CoreLogic, Inc., 4.50%, 05/01/28(a)(e)	USD697	683,982
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(e)	USD211	224,877
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD43	44,692
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD55	54,988
		1,262,189
Real Estate Investment Trusts — 2.3%
American Tower Corp.
2.90%, 01/15/30	USD3,013	2,861,309
3.55%, 07/15/27	USD609	604,697
3.65%, 03/15/27	USD3,679	3,665,846
4.90%, 03/15/30	USD9,090	9,285,090
5.00%, 01/31/30	USD726	743,636
5.20%, 02/15/29	USD3,404	3,500,583
5.50%, 03/15/28	USD920	945,813
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD29	28,634
Crown Castle, Inc.
1.05%, 07/15/26	USD1,420	1,401,650
3.65%, 09/01/27	USD1,183	1,174,694
Diversified Healthcare Trust, 7.25%, 10/15/30(a)	USD68	70,037
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	USD6,055	6,079,423
Equinix, Inc.
1.55%, 03/15/28	USD892	848,832
1.80%, 07/15/27	USD2,345	2,272,784
2.00%, 05/15/28	USD1,730	1,653,627
2.15%, 07/15/30	USD3,295	2,992,143
3.20%, 11/18/29	USD7,781	7,490,907
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	USD2,179	2,120,203
5.30%, 01/15/29	USD2,548	2,596,662
Iron Mountain, Inc., 5.25%, 07/15/30(a)	USD216	213,883
Millrose Properties, Inc.
6.25%, 09/15/32(a)	USD209	211,357
6.38%, 08/01/30(a)	USD242	247,006
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)(e)	USD417	446,756
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)(e)	USD206	212,235
Realty Income Corp., 4.85%, 03/15/30(e)	USD727	745,228
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(e)	USD323	318,324
4.75%, 10/15/27(e)	USD90	89,928
7.25%, 07/15/28(a)	USD222	228,567
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RLJ Lodging Trust, 3.75%, 07/01/26(a)	USD65	$64,618
SBA Communications Corp.
3.13%, 02/01/29(e)	USD132	126,075
3.88%, 02/15/27	USD48	47,644
Service Properties Trust, 8.63%, 11/15/31(a)(e)	USD967	1,015,621
Starwood Property Trust, Inc.
4.38%, 01/15/27(a)(e)	USD27	26,822
6.50%, 07/01/30(a)(e)	USD46	47,903
6.50%, 10/15/30(a)	USD270	281,189
7.25%, 04/01/29(a)	USD26	27,420
VICI Properties LP
3.88%, 02/15/29(a)	USD603	592,952
4.13%, 08/15/30(a)	USD6,173	5,990,792
4.25%, 12/01/26(a)	USD2,465	2,464,039
4.50%, 09/01/26(a)	USD4,747	4,750,722
4.63%, 12/01/29(a)	USD512	512,119
4.75%, 02/15/28	USD12,569	12,692,959
4.75%, 04/01/28	USD3,481	3,516,738
4.95%, 02/15/30	USD3,208	3,246,974
5.75%, 02/01/27(a)	USD4,515	4,563,093
		93,017,534
Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)(e)	USD74	75,255
Asbury Automotive Group, Inc., 4.75%, 03/01/30(e)	USD36	35,443
Boots Group Finco LP
5.38%, 08/31/32(a)	EUR180	220,380
Series 144*, 7.38%, 08/31/32(a)	GBP100	141,598
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
4.00%, 10/15/30(a)(e)	USD187	178,422
4.38%, 01/15/28(a)(e)	USD575	571,602
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD94	97,170
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(a)	USD500	483,564
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD217	213,828
8.25%, 08/01/31(a)	USD111	116,934
Lithia Motors, Inc., 5.50%, 10/01/30(a)(e)	USD79	79,351
QXO Building Products, Inc., 6.75%, 04/30/32(a)	USD626	645,080
		2,858,627
Semiconductors — 0.7%
Broadcom, Inc.
4.00%, 04/15/29(a)	USD1,747	1,742,170
4.15%, 11/15/30	USD3,990	3,968,232
4.20%, 10/15/30(e)	USD1,350	1,345,894
4.30%, 01/15/31	USD3,935	3,932,588
4.60%, 07/15/30	USD1,960	1,987,429
4.75%, 04/15/29	USD1,387	1,413,758
5.05%, 07/12/29	USD7,119	7,334,368
Foundry JV Holdco LLC, 5.50%, 01/25/31(a)	USD3,100	3,210,351
Micron Technology, Inc., 5.30%, 01/15/31	USD4,450	4,621,890
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30(e)	USD287	276,682
		29,833,362
Software — 0.9%
Capstone Borrower, Inc., 8.00%, 06/15/30(a)	USD528	502,260

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)(e)	USD25	$19,428
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)(e)	USD163	124,906
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	USD2,858	2,840,188
8.25%, 06/30/32(a)	USD62	63,059
CoreWeave, Inc., 9.25%, 06/01/30(a)	USD141	138,800
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)	USD239	235,189
Fair Isaac Corp., 4.00%, 06/15/28(a)	USD62	60,973
Fidelity National Information Services, Inc.
1.15%, 03/01/26	USD4,988	4,976,984
1.65%, 03/01/28	USD599	570,159
Oracle Corp.
1.65%, 03/25/26	USD2,242	2,234,068
2.30%, 03/25/28	USD2,334	2,229,633
2.80%, 04/01/27	USD1,725	1,696,192
2.95%, 04/01/30	USD600	554,384
3.25%, 11/15/27	USD479	469,795
4.20%, 09/27/29	USD2,721	2,676,808
4.45%, 09/26/30	USD3,886	3,793,141
Paychex, Inc., 5.10%, 04/15/30	USD4,597	4,728,475
SS&C Technologies, Inc., 5.50%, 09/30/27(a)(e)	USD677	676,414
Synopsys, Inc.
4.65%, 04/01/28	USD1,536	1,555,673
4.85%, 04/01/30	USD3,257	3,323,684
Twilio, Inc., 3.63%, 03/15/29	USD136	130,234
UKG, Inc., 6.88%, 02/01/31(a)	USD1,543	1,541,756
VMware LLC, 3.90%, 08/21/27	USD54	54,013
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	USD2	1,828
		35,198,044
Telecommunications — 1.3%
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD119	123,611
AT&T, Inc.
1.65%, 02/01/28	USD3,194	3,053,612
4.35%, 03/01/29	USD730	735,191
Cipher Compute LLC, 7.13%, 11/15/30(a)(e)	USD199	205,052
Digicel International Finance Ltd., 8.63%, 08/01/32(a)	USD371	385,773
Fibercop SpA, Series 2034, 6.00%, 09/30/34(a)	USD200	194,218
Flash Compute LLC, 7.25%, 12/31/30(a)(e)	USD316	317,072
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD164	164,005
8.63%, 03/15/31(a)	USD533	557,249
8.75%, 05/15/30(a)	USD52	53,622
Iliad Holding SAS
7.00%, 10/15/28(a)	USD200	202,296
8.50%, 04/15/31(a)	USD802	858,798
Level 3 Financing, Inc.
6.88%, 06/30/33(a)	USD886	913,015
7.00%, 03/31/34(a)(e)	USD860	890,792
Motorola Solutions, Inc., 4.60%, 05/23/29	USD119	120,436
NTT Finance Corp.
1.16%, 04/03/26(a)	USD200	199,006
1.59%, 04/03/28(a)	USD200	190,220
4.37%, 07/27/27(a)	USD1,931	1,942,121
4.62%, 07/16/28(a)	USD1,935	1,960,414
4.88%, 07/16/30(a)	USD492	501,672
Rogers Communications, Inc.
3.20%, 03/15/27	USD5,170	5,123,632
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 02/15/29	USD2,738	$2,793,996
Sable International Finance Ltd., 7.13%, 10/15/32(a)	USD209	211,690
Telecom Italia Capital SA, 7.72%, 06/04/38	USD200	223,445
T-Mobile USA, Inc.
1.50%, 02/15/26	USD1,921	1,918,827
2.63%, 02/15/29	USD1,393	1,334,076
3.38%, 04/15/29	USD4,998	4,878,884
3.75%, 04/15/27	USD2,830	2,822,663
3.88%, 04/15/30	USD5,375	5,282,892
4.75%, 02/01/28	USD7,122	7,122,000
4.85%, 01/15/29	USD3,045	3,111,143
4.95%, 03/15/28	USD3,078	3,136,496
Viavi Solutions, Inc., 3.75%, 10/01/29(a)(e)	USD12	11,406
Windstream Services LLC, 7.50%, 10/15/33(a)	USD159	164,160
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD769	805,547
WULF Compute LLC, 7.75%, 10/15/30(a)(e)	USD401	418,251
Zayo Group Holdings, Inc., 9.25%, 03/09/30, (9.25 % Cash)(a)(f)	USD436	425,842
		53,353,125
Transportation — 0.1%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)(e)	USD169	173,980
Ryder System, Inc.
4.85%, 06/15/30(e)	USD813	828,241
4.90%, 12/01/29	USD49	50,093
5.25%, 06/01/28	USD92	94,547
5.30%, 03/15/27(e)	USD3,312	3,356,735
5.50%, 06/01/29	USD528	548,133
5.65%, 03/01/28	USD137	141,174
6.30%, 12/01/28	USD125	132,165
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	USD42	44,028
		5,369,096
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD82	82,079
7.00%, 05/01/31(a)	USD9,758	10,267,055
7.88%, 12/01/30(a)	USD118	125,116
		10,474,250
Total Corporate Bonds & Notes — 35.0% (Cost: $1,379,583,688)		1,398,918,045
Foreign Government Obligations(g)
Canada — 0.2%
CPPIB Capital, Inc., 3.88%, 02/15/31(a)	$10,175	10,135,063
France — 0.3%
Caisse d'Amortissement de la Dette Sociale, 4.00%, 02/12/31(a)	10,986	10,940,959
Oman — 0.1%
Oman Government International Bonds, 6.75%, 10/28/27(a)	3,750	3,890,625
Total Foreign Government Obligations — 0.6% (Cost: $24,916,852)		24,966,647

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	$1,010	$1,076,552
Massachusetts — 0.1%
Massachusetts Educational Financing Authority RB, 6.35%, 07/01/49	1,410	1,461,676
Total Municipal Debt Obligations — 0.1% (Cost: $2,420,000)		2,538,228
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.9%
Federal National Mortgage Association
2.02%, 05/01/30	5,755	5,316,495
5.81%, 06/01/31	10,290	10,693,234
Uniform Mortgage-Backed Securities
2.00%, 05/01/42(b)	6,212	5,508,389
3.00%, 04/01/33	5,571	5,379,975
3.50%, 12/01/31	3,401	3,352,283
3.50%, 02/01/32	4,626	4,559,663
		34,810,039
U.S. Government Obligations — 29.2%
U.S. Treasury Note/Bond
0.38%, 07/31/27	12,000	11,453,438
0.63%, 07/31/26(e)	40,000	39,412,500
0.75%, 05/31/26	400	396,203
0.75%, 08/31/26	116,595	114,698,509
0.88%, 06/30/26	148,100	146,440,817
1.00%, 07/31/28	36,010	33,819,861
1.25%, 06/30/28	221,600	209,853,469
1.63%, 10/31/26(e)	70,000	68,986,093
1.88%, 06/30/26	20,200	20,057,432
2.13%, 05/31/26(e)	52,800	52,528,678
3.38%, 09/15/28	18,870	18,770,490
3.50%, 09/30/26	100,000	99,930,469
3.50%, 01/15/29(e)	75,680	75,461,238
3.88%, 03/15/28	15,000	15,100,195
4.38%, 08/15/26	75,300	75,586,493
4.38%, 08/31/28	62,785	63,994,102
4.50%, 07/15/26	51,100	51,295,318
4.63%, 09/15/26	70,000	70,413,984
		1,168,199,289
Total U.S. Government & Agency Obligations — 30.1% (Cost: $1,200,411,422)		1,203,009,328
Total Long-Term Investments — 96.5% (Cost: $3,818,447,555)		3,859,487,957
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(h)(i)(j)	234,881,656	$234,999,096
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(h)(i)	141,140,000	141,140,000
Total Short-Term Securities — 9.4% (Cost: $376,131,489)		376,139,096
Total Investments — 105.9% (Cost: $4,194,579,044)		4,235,627,053
Liabilities in Excess of Other Assets — (5.9)%		(235,352,509)
Net Assets — 100.0%		$4,000,274,544

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,996,025	$174,012,238 (a)	$—	$(8,199)	$(968)	$234,999,096	234,881,656	$81,145 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	37,870,000	103,270,000 (a)	—	—	—	141,140,000	141,140,000	778,635	—
				$(8,199)	$(968)	$376,139,096		$859,780	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	10,001	03/31/26	$2,084,896	$(825,288)
30-day Federal Funds	480	08/31/26	193,355	(74,028)
3-mo. SOFR	788	12/15/26	190,588	6,649
3-mo. SOFR	805	06/15/27	194,830	109,456
				(783,211)
Short Contracts
10-Year U.S. Treasury Note	219	03/20/26	24,476	189,548
10-Year U.S. Ultra Long Treasury Note	524	03/20/26	59,769	518,736
Long U.S. Treasury Bond	96	03/20/26	11,022	147,822
Ultra U.S. Treasury Bond	24	03/20/26	2,809	55,260
5-Year U.S. Treasury Note	3,030	03/31/26	329,986	1,111,217
				2,022,583
				$1,239,372
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,001,000	USD	677,972	HSBC Bank PLC	03/18/26	$19,001
USD	7,770,535	AUD	11,072,000	Citibank N.A.	03/18/26	61,351
						80,352
USD	7,778,056	AUD	11,692,000	Morgan Stanley & Co. International PLC	03/18/26	$(362,820)
USD	65,831,189	EUR	55,735,000	Morgan Stanley & Co. International PLC	03/18/26	(368,211)
USD	65,400,596	GBP	48,856,000	Morgan Stanley & Co. International PLC	03/18/26	(1,447,899)
USD	11,957,432	GBP	8,897,000	State Street Bank & Trust Company	03/18/26	(216,120)
						(2,395,050)
						$(2,314,698)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	USD	28,571	$(2,398,641)	$(2,375,776)	$(22,865)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$544,599,119	$—	$544,599,119
Collateralized Mortgage Obligations	—	685,456,590	—	685,456,590
Corporate Bonds & Notes	—	1,398,918,045	—	1,398,918,045
Foreign Government Obligations	—	24,966,647	—	24,966,647
Municipal Debt Obligations	—	2,538,228	—	2,538,228
U.S. Government & Agency Obligations	—	1,203,009,328	—	1,203,009,328
Short-Term Securities
Money Market Funds	376,139,096	—	—	376,139,096
	$376,139,096	$3,859,487,957	$—	$4,235,627,053
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$80,352	$—	$80,352
Interest Rate Contracts	2,138,688	—	—	2,138,688
Liabilities
Credit Contracts	—	(22,865)	—	(22,865)
Foreign Currency Exchange Contracts	—	(2,395,050)	—	(2,395,050)
Interest Rate Contracts	(899,316)	—	—	(899,316)
	$1,239,372	$(2,337,563)	$—	$(1,098,191)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Short Duration Bond Active ETF

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-kind

RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate